                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549



                                   FORM N-CSR


                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES


                  Investment Company Act file number 811-09019

                        THE DOW TARGET VARIABLE FUND LLC
-------------------------------------------------------------------------------
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


          ONE FINANCIAL WAY, CINCINNATI, OHIO                  45242
-------------------------------------------------------------------------------
       (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES)              (ZIP CODE)


             Marc L. Collins, Secretary Dow Target Variable Fund LLC
                    One Financial Way Cincinnati, Ohio 45242
-------------------------------------------------------------------------------
                     (Name and address of agent for service)




Registrant's telephone number, including area code: 513-794-6971


Date of fiscal year end:  December 31


Date of reporting period: June 30, 2006


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.


ITEM 1.   REPORTS TO STOCKHOLDERS.
          ------------------------

THE DOW(SM) TARGET
VARIABLE FUND LLC



                           SEMI-ANNUAL REPORT

                           JUNE 30, 2006






[LOGO]  Ohio National
        Financial Services

President's
Message

                                         (John J. Palmer Photo)
Dear Investor,

Stocks emerged from the first six months of the year somewhat battered, but still positive. After a solid run-up through April, the major domestic indices peaked in early May, then declined through mid-June. A mini-rally during the last two weeks of June lifted the indices back into positive territory.

The bond markets provided more of a mixed message with significant improvement in some areas and a continuing malaise in others. The Federal Open Market Committee raised short-term interest rates four times during the first six months of 2006 and has indicated that the increases may not be over. After 17 straight increases the Federal Funds rate now stands at 5.25 percent, the highest it has been since March 19, 2001.

The truly good news is that despite continued high oil prices and shocks in the Middle East, the economy continues to be strong. First quarter growth stood at a robust 5.6 percent and second quarter growth is generally anticipated to slow to a still healthy 2.5-3.0 percent. Unemployment in the United States continues to fall and stands now at 4.6 percent. Good news in the economy often translates to good news in the financial markets.

The Dow Target Variable Fund

The first six months of 2006 were particularly good for the Dow Target Portfolios. While large cap indices were generally lagging in performance this was not true in the case of the Fund's Portfolio's. The Target 10 Portfolios outperformed with returns ranging from 8.74 percent to 11.38 percent. The Target 5 Portfolios had even stronger performance with returns ranging from 18.17 percent to 21.31 percent. All in all, the first six months of the year represented a very steady and strong performance for the Dow Target Portfolios.

Looking Ahead

The key to the second half of the year seems to rest with the Federal Reserve Board and the price of oil. Increases in the price of oil, driven in part by geopolitical risk in the Middle East and Southeast Asia, are certainly producing inflationary tendencies in our economy. Oil is used not only in our personal automobiles, but also in the manufacture and transport mechanisms for the various goods that we purchase as consumers.

The reaction of the Federal Reserve Board to the price of oil and other inflationary tendencies will also be a key issue. With the continued threat of an inverted yield curve, many are predicting a recessionary period in the future. This might be averted if rate increases were to slow or stop, but with inflation being a primary concern for the Fed, when we will have seen the last rate hike is unclear.

In short, the crystal ball is murky. The positive news of continued albeit slowing economic growth both domestically and globally is tempered by the inflationary threat of high oil prices and geopolitical risk. As we have so often in the past, we suggest a strategy of cautious optimism until these issues have sorted themselves out.

Sincerely,

-s- John J. Palmer
John J. Palmer, FSA
President

Managers and Officers of The Dow(SM) Target Variable Fund LLC

John J. Palmer, President and Manager
L. Ross Love, Manager
James E. Bushman, Manager
Joseph A. Campanella, Manager
George M. Vredeveld, Manager
Thomas A. Barefield, Vice President
Christopher A. Carlson, Vice President
Marcus L. Collins, Secretary
Dennis R. Taney, Chief Compliance Officer
R. Todd Brockman, Treasurer
Catherine E. Gehr, Assistant Treasurer
Kimberly A. Plante, Assistant Secretary

The Statement of Additional Information ("SAI") includes additional information about the Fund Managers and is available, without charge, upon request, by calling 877-781-6392 toll-free.

A description of the policies and procedures that the Fund uses in voting proxies relating to Fund securities, as well as information regarding how the Fund voted proxies during the most recent twelve-month period ended June 30, 2006, is available (i) without charge, upon request, by calling 877-781-6392 toll-free and (ii) on the Securities and Exchange Commission's (the "Commission's") website at http://www.sec.gov.

The Fund has filed its Schedules of Investments as of March 31 and September 30 with the Commission, as required, on Form N-Q. These filings are available on the Commission's website at http://www.sec.gov. Form N-Q is required to be filed with the Commission for the first and third quarters of each fiscal year within sixty days after the end of each period and is available on the Commission's website upon the Commission's acceptance of each submission.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus of The Dow Target Variable Fund LLC. For a prospectus containing more complete information, including charges and expenses, please contact Ohio National Equities, Inc. (Member NASD/SIPC), One Financial Way, Cincinnati, OH 45242, telephone 513-794-6100.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- FIRST QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in ten common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF JUNE 30, 2006

AVERAGE ANNUAL TOTAL RETURN:

One year                                     9.66%
Five year                                    2.34%
Since inception (1/4/99)                     2.60%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Shares are obtained solely by purchase of variable life insurance policies and variable annuity contracts. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the six-month period ended June 30, 2006, the Dow Target 10 -- First Quarter Portfolio returned 10.68% versus 5.22% for the current benchmark, the Dow Jones Industrial Average Index (DJIA).

The first half of 2006 was a tale of two quarters. The DJIA got off to a great start in the first quarter, up 4.24%, due in part to the prevailing sentiment that the Fed was close to wrapping up its rate hikes. In the second quarter, it became apparent that the Fed was not done tightening rates. Inflation fears, which had been mostly subdued, ignited somewhat around mid-May when investors saw that the core-CPI rate (ex food & energy) had edged higher to 2.3% in April. The Fed prefers that it be 2.0% or less. As a result, volatility in the market picked up and the index struggled to eke out a 1% gain in the second quarter. The Fed has raised the fed funds rate 17 times for a total of 4.25 percentage points. The fed funds rate stands at 5.25%. In our opinion, this is nothing to fear. The last two times the Fed tightened rates, 1994-1995 and 1999-2000, it took the fed funds rate up to 6.0% and 6.5%, respectively. Despite the rate hikes, the U.S. enjoyed a record 10-year economic expansion from March 31, 1991, to March 31, 2001.

Some of the volatility in the market may have to do with the length of the current bull market. As of June 30, 2006, the S&P 500 Index had posted its second-longest streak (833 trading days) without a 10% correction, according to USA TODAY. A couple of weeks into June, the index was off 8% from its May 5th high (1,325.76) for the year, but has since bounced back. The longest streak lasted 1,767 trading days and ended on October 7, 1997, according to Ned Davis Research. One of the reasons cited for why the index has not experienced a correction is that large-cap stocks are not overvalued.

Investors who opted to diversify into dividend-paying stocks following the passage of the Jobs & Growth Tax Relief Reconciliation Act of 2003 have enjoyed a 15% maximum tax rate on their qualified dividend distributions. They will now be able to exploit the 15% maximum rate over a longer period because Congress extended its original termination date from 2008 to 2010 this past May. Tax reform has helped boost corporate earnings as well as corporate cash holdings. For example, the nonfinancial companies in the S&P 500 Index held an estimated $631.5 billion in cash and equivalents at the close of June, according to S&P. Despite all of the capital spent on stock buybacks and dividend increases, that amount remains just a few billion dollars off the record high.

General Motors Corp. (GM) was clearly the star and difference-maker in the first half of 2006. The stock recaptured a good chunk of its 48.4% decline in 2005. Investors responded quite favorably to the cost-cutting measures instituted by management. Nearly 48,000 union workers from GM and Delphi accepted buyout offers to retire early. The elimination of these jobs will also include the termination of health care coverage -- a huge cost burden to GM. GM reported losses totaling $10.6 billion in 2005.(1)

The Dow Target 10 -- First Quarter Portfolio outpaced the DJIA in the first half of 2006. The stocks that gained were the following: General Motors Corp. up 39.9%, AT&T Inc. up 14.6%, Merck & Co., Inc. up 12.7%, Verizon Communications, Inc. up 11.0%, JPMorgan Chase & Co. up 5.7%, Citigroup, Inc. up 0.6% and Pfizer, Inc. up 0.3%. The stocks that declined were the following: Altria Group, Inc. down 0.1%, E.I. du Pont de Nemours & Co. down 2.0% and General Electric Co. down 4.6%.(1)

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 16.3% in the third quarter of 2006 and 15.9% in the fourth quarter of 2006, vs. 11.9% and 6.8%, respectively, for the S&P 500 Index.

---------------

(1) The Portfolio's composition is subject to change. Holdings and weightings are as of June 30, 2006.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- FIRST QUARTER PORTFOLIO

 CHANGE IN VALUE OF $10,000 INVESTMENT
(BAR CHART)

                                                             DOW(SM) TARGET 10 --FIRST QUARTER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                     JANUARY 4, 1999)              DOW JONES INDUSTRIAL AVERAGE
                                                             ---------------------------------     ----------------------------
1/04/99                                                                    10000                              10000
6/99                                                                       11312                              12046
                                                                           10305                              12721
6/00                                                                        8515                              11642
                                                                           10489                              12103
6/01                                                                       10802                              11879
                                                                           10119                              11444
6/02                                                                        9909                              10653
                                                                            9032                               9727
6/03                                                                        9523                              10603
                                                                           11311                              12478
6/04                                                                       10947                              12577
                                                                           11674                              13140
6/05                                                                       11049                              12660
                                                                           10947                              13366
6/06                                                                       12116                              14063

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio's returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Average is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 PORTFOLIO COMPOSITION AS OF JUNE 30, 2006 (1)

                                                               % OF NET ASSETS
                                                              ------------------
Common Stocks (2)...........................................               99.6%
Repurchase Agreements and
 Other Net Assets...........................................                0.4%
                                                                    ------------
                                                                          100.0%
                                                                    ============

(1) Composition of Portfolio subject to change.

(2) Sectors:

                                                               % OF NET ASSETS
                                                              ------------------
      Telecommunication Services............................               20.5%
      Health Care...........................................               19.5%
      Financials............................................               18.8%
      Consumer Discretionary................................               14.4%
      Consumer Staples......................................                9.0%
      Materials.............................................                8.8%
      Industrials...........................................                8.6%
                                                                    ------------
                                                                           99.6%
                                                                    ============

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2006 (UNAUDITED)

                                                                           FAIR
COMMON STOCKS - 99.6%                                         SHARES      VALUE
----------------------------------------------------------------------------------
AUTOMOBILES - 14.4%
General Motors Corp. .......................................  11,481    $  342,019
                                                                        ----------
CHEMICALS - 8.8%
E.I. du Pont de Nemours & Co. ..............................   5,074       211,079
                                                                        ----------
DIVERSIFIED FINANCIAL SERVICES - 18.8%
Citigroup, Inc. ............................................   4,493       216,742
JPMorgan Chase & Co. .......................................   5,478       230,076
                                                                        ----------
                                                                           446,818
                                                                        ----------
DIVERSIFIED TELECOMMUNICATION SERVICES - 20.5%
AT&T Inc. ..................................................   8,863       247,189
Verizon Communications, Inc. ...............................   7,208       241,396
                                                                        ----------
                                                                           488,585
                                                                        ----------
INDUSTRIAL CONGLOMERATES - 8.6%
General Electric Co. .......................................   6,199       204,319
                                                                        ----------
PHARMACEUTICALS - 19.5%
Merck & Co., Inc. ..........................................   6,748       245,830
Pfizer, Inc. ...............................................   9,307       218,435
                                                                        ----------
                                                                           464,265
                                                                        ----------
TOBACCO - 9.0%
Altria Group, Inc. .........................................   2,905       213,314
                                                                        ----------
TOTAL COMMON STOCKS (COST $2,311,115).......................            $2,370,399
                                                                        ----------

                                                               FACE       FAIR
REPURCHASE AGREEMENTS - 0.3%                                  AMOUNT     VALUE
---------------------------------------------------------------------------------
U.S. Bank 4.100% 07/03/2006.................................  $7,000   $    7,000
 Repurchase price $7,002
 Collateralized by:
   Federal Home Loan Mortgage Corp. Gold Pool #G01505
   5.000%, 01/01/2033
   Fair Value: $2,066
   Federal Home Loan Mortgage Corp. Gold Pool #G11440
   4.000%, 08/01/2018
   Fair Value: $73
   Federal Home Loan Mortgage Corp. Gold Pool #E99430
   4.500%, 09/01/2018
   Fair Value: $117
   Federal National Mortgage Association Pool #555611
   4.500%, 07/01/2018
   Fair Value: $1,034
   Federal Home Loan Mortgage Corp.
   Series #2903-BA
   4.500%, 01/15/2018
   Fair Value: $3,850
                                                                       ----------
TOTAL REPURCHASE AGREEMENTS (COST $7,000)...................           $    7,000
                                                                       ----------
TOTAL INVESTMENTS -- 99.9% (COST $2,318,115) (a)............           $2,377,399
OTHER ASSETS IN EXCESS OF LIABILITIES -- 0.1%...............                1,786
                                                                       ----------
TOTAL NET ASSETS -- 100.0%..................................           $2,379,185
                                                                       ==========

---------------

(a) Represents cost for financial reporting purposes and Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- SECOND QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in ten common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF JUNE 30, 2006

AVERAGE ANNUAL TOTAL RETURN:

One year                                     8.37%
Five year                                    4.55%
Since inception (4/1/99)                     4.41%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Shares are obtained solely by purchase of variable life insurance policies and variable annuity contracts. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the six-month period ended June 30, 2006, the Dow Target 10 -- Second Quarter Portfolio returned 11.38% versus 5.22% for the current benchmark, the Dow Jones Industrial Average Index (DJIA).

The first half of 2006 was a tale of two quarters. The DJIA got off to a great start in the first quarter, up 4.24%, due in part to the prevailing sentiment that the Fed was close to wrapping up its rate hikes. In the second quarter, it became apparent that the Fed was not done tightening rates. Inflation fears, which had been mostly subdued, ignited somewhat around mid-May when investors saw that the core-CPI rate (ex food & energy) had edged higher to 2.3% in April. The Fed prefers that it be 2.0% or less. As a result, volatility in the market picked up and the index struggled to eke out a 1% gain in the second quarter. The Fed has raised the fed funds rate 17 times for a total of 4.25 percentage points. The fed funds rate stands at 5.25%. In our opinion, this is nothing to fear. The last two times the Fed tightened rates, 1994-1995 and 1999-2000, it took the fed funds rate up to 6.0% and 6.5%, respectively. Despite the rate hikes, the U.S. enjoyed a record 10-year economic expansion from March 31, 1991, to March 31, 2001.

Some of the volatility in the market may have to do with the length of the current bull market. As of June 30, 2006, the S&P 500 Index had posted its second-longest streak (833 trading days) without a 10% correction, according to USA TODAY. A couple of weeks into June, the index was off 8% from its May 5th high (1,325.76) for the year, but has since bounced back. The longest streak lasted 1,767 trading days and ended on October 7, 1997, according to Ned Davis Research. One of the reasons cited for why the index has not experienced a correction is that large-cap stocks are not overvalued.

Investors who opted to diversify into dividend-paying stocks following the passage of the Jobs & Growth Tax Relief Reconciliation Act of 2003 have enjoyed a 15% maximum tax rate on their qualified dividend distributions. They will now be able to exploit the 15% maximum rate over a longer period because Congress extended its original termination date from 2008 to 2010 this past May. Tax reform has helped boost corporate earnings as well as corporate cash holdings. For example, the nonfinancial companies in the S&P 500 Index held an estimated $631.5 billion in cash and equivalents at the close of June, according to S&P. Despite all of the capital spent on stock buybacks and dividend increases, that amount remains just a few billion dollars off the record high.

General Motors Corp. (GM) was clearly the star and difference-maker in the first half of 2006. The stock recaptured a good chunk of its 48.4% decline in 2005. Investors responded quite favorably to the cost-cutting measures instituted by management. Nearly 48,000 union workers from GM and Delphi accepted buyout offers to retire early. The elimination of these jobs will also include the termination of health care coverage -- a huge cost burden to GM. GM reported losses totaling $10.6 billion in 2005.(1)

The Dow Target 10 -- Second Quarter Portfolio outpaced the DJIA in the first half of 2006. The stocks that gained were the following: General Motors Corp. up 39.9%, AT&T Inc. up 14.6%, Merck & Co., Inc. up 12.7%; Verizon Communications, Inc. up 11.0%, The Coca-Cola Co. up 6.8%, JPMorgan Chase & Co. up 5.7%, Citigroup, Inc. up 0.6% and Pfizer, Inc. up 0.3%. The stocks that declined were the following: Altria Group, Inc. down 0.1% and E.I. du Pont de Nemours & Co. down 2.0%.(1)

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 16.3% in the third quarter of 2006 and 15.9% in the fourth quarter of 2006, vs. 11.9% and 6.8%, respectively, for the S&P 500 Index.

---------------

(1) The Portfolio's composition is subject to change. Holdings and weightings are as of June 30, 2006.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- SECOND QUARTER PORTFOLIO

 CHANGE IN VALUE OF $10,000 INVESTMENT
[BAR CHART]

                                                            DOW(SM) TARGET 10 --SECOND QUARTER
                                                             PORTFOLIO (COMMENCED OPERATIONS
                                                                      APRIL 1, 1999)               DOW JONES INDUSTRIAL AVERAGE
                                                            ----------------------------------     ----------------------------
4/01/99                                                                    10000                              10000
6/99                                                                       11463                              11253
                                                                           10277                              11883
6/00                                                                        8283                              10875
                                                                           10538                              11306
6/01                                                                       10946                              11097
                                                                           10317                              10691
6/02                                                                       10304                               9952
                                                                            9635                               9086
6/03                                                                       10642                               9905
                                                                           12366                              11656
6/04                                                                       11867                              11749
                                                                           12605                              12275
6/05                                                                       12616                              11827
                                                                           12276                              12486
6/06                                                                       13673                              13137

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio's returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Average is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 PORTFOLIO COMPOSITION AS OF JUNE 30, 2006 (1)

                                           % OF NET ASSETS
                                          ------------------
Common Stocks (2).......................               98.9%
Repurchase Agreements
  Less Net Liabilities..................                1.1%
                                                ------------
                                                      100.0%
                                                ============

(1) Composition of Portfolio subject to change.

(2)Sectors:

                                           % OF NET ASSETS
                                          ------------------
      Consumer Staples..................               19.5%
      Financials........................               19.2%
      Telecommunication Services........               19.0%
      Health Care.......................               18.7%
      Consumer Discretionary............               13.2%
      Materials.........................                9.3%
                                                ------------
                                                       98.9%
                                                ============

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2006 (UNAUDITED)

                                                     FAIR
COMMON STOCKS - 98.9%                   SHARES      VALUE
------------------------------------------------------------
AUTOMOBILES - 13.2%
General Motors Corp. .................   13,956   $  415,749
                                                  ----------
BEVERAGES - 9.7%
The Coca-Cola Co. ....................    7,090      305,012
                                                  ----------
CHEMICALS - 9.3%
E.I. du Pont de Nemours & Co. ........    7,032      292,531
                                                  ----------
DIVERSIFIED FINANCIAL SERVICES - 19.2%
Citigroup, Inc. ......................    6,285      303,188
JPMorgan Chase & Co. .................    7,129      299,418
                                                  ----------
                                                     602,606
                                                  ----------
DIVERSIFIED TELECOMMUNICATION
  SERVICES - 19.0%
AT&T Inc. ............................   10,979      306,204
Verizon Communications, Inc. .........    8,716      291,899
                                                  ----------
                                                     598,103
                                                  ----------
PHARMACEUTICALS - 18.7%
Merck & Co., Inc. ....................    8,425      306,923
Pfizer, Inc. .........................   11,912      279,575
                                                  ----------
                                                     586,498
                                                  ----------
TOBACCO - 9.8%
Altria Group, Inc. ...................    4,190      307,672
                                                  ----------
TOTAL COMMON STOCKS (COST
  $3,009,842).........................            $3,108,171
                                                  ----------

                                         FACE        FAIR
REPURCHASE AGREEMENTS - 1.6%            AMOUNT      VALUE
------------------------------------------------------------
U.S. Bank 4.100% 07/03/2006...........  $51,000   $   51,000
  Repurchase price $52,018
  Collateralized by:
    Federal Home Loan Mortgage Corp.
    Gold Pool #G01505
    5.000%, 01/01/2033
    Fair Value: $15,051
    Federal Home Loan Mortgage Corp.
    Gold Pool #G11440
    4.000%, 08/01/2018
    Fair Value: $531
    Federal Home Loan Mortgage Corp.
    Gold Pool #E99430
    4.500%, 09/01/2018
    Fair Value: $855
    Federal National Mortgage
    Association Pool #555611
    4.500%, 07/01/2018
    Fair Value: $7,532
    Federal Home Loan Mortgage Corp.
    Series #2903-BA
    4.500%, 01/15/2018
    Fair Value: $28,049
                                                  ----------
TOTAL REPURCHASE AGREEMENTS (COST
  $51,000)............................            $   51,000
                                                  ----------
TOTAL INVESTMENTS -- 100.5%
  (COST $3,060,842) (a)...............            $3,159,171
LIABILITIES IN EXCESS OF OTHER
  ASSETS -- (0.5)%....................               (14,701)
                                                  ----------
TOTAL NET ASSETS -- 100.0%............            $3,144,470
                                                  ==========

---------------

(a) Represents cost for financial reporting purposes and Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- THIRD QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in ten common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF JUNE 30, 2006

AVERAGE ANNUAL TOTAL RETURN:

One year                                     7.79%
Five year                                    2.72%
Since inception (7/1/99)                     1.34%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Shares are obtained solely by purchase of variable life insurance policies and variable annuity contracts. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the six-month period ended June 30, 2006, the Dow Target 10 -- Third Quarter Portfolio returned 9.81% versus 5.22% for the current benchmark, the Dow Jones Industrial Average Index (DJIA).

The first half of 2006 was a tale of two quarters. The DJIA got off to a great start in the first quarter, up 4.24%, due in part to the prevailing sentiment that the Fed was close to wrapping up its rate hikes. In the second quarter, it became apparent that the Fed was not done tightening rates. Inflation fears, which had been mostly subdued, ignited somewhat around mid-May when investors saw that the core-CPI rate (ex food & energy) had edged higher to 2.3% in April. The Fed prefers that it be 2.0% or less. As a result, volatility in the market picked up and the index struggled to eke out a 1% gain in the second quarter. The Fed has raised the fed funds rate 17 times for a total of 4.25 percentage points. The fed funds rate stands at 5.25%. In our opinion, this is nothing to fear. The last two times the Fed tightened rates, 1994-1995 and 1999-2000, it took the fed funds rate up to 6.0% and 6.5%, respectively. Despite the rate hikes, the U.S. enjoyed a record 10-year economic expansion from March 31, 1991, to March 31, 2001.

Some of the volatility in the market may have to do with the length of the current bull market. As of June 30, 2006, the S&P 500 Index had posted its second-longest streak (833 trading days) without a 10% correction, according to USA TODAY. A couple of weeks into June, the index was off 8% from its May 5th high (1,325.76) for the year, but has since bounced back. The longest streak lasted 1,767 trading days and ended on October 7, 1997, according to Ned Davis Research. One of the reasons cited for why the index has not experienced a correction is that large-cap stocks are not overvalued.

Investors who opted to diversify into dividend-paying stocks following the passage of the Jobs & Growth Tax Relief Reconciliation Act of 2003 have enjoyed a 15% maximum tax rate on their qualified dividend distributions. They will now be able to exploit the 15% maximum rate over a longer period because Congress extended its original termination date from 2008 to 2010 this past May. Tax reform has helped boost corporate earnings as well as corporate cash holdings. For example, the nonfinancial companies in the S&P 500 Index held an estimated $631.5 billion in cash and equivalents at the close of June, according to S&P. Despite all of the capital spent on stock buybacks and dividend increases, that amount remains just a few billion dollars off the record high.

General Motors Corp. (GM) was clearly the star and difference-maker in the first half of 2006. The stock recaptured a good chunk of its 48.4% decline in 2005. Investors responded quite favorably to the cost-cutting measures instituted by management. Nearly 48,000 union workers from GM and Delphi accepted buyout offers to retire early. The elimination of these jobs will also include the termination of health care coverage -- a huge cost burden to GM. GM reported losses totaling $10.6 billion in 2005.(1)

The Dow Target 10 -- Third Quarter Portfolio outpaced the DJIA in first half of 2006. The stocks that gained were the following: General Motors Corp. up 39.9%, AT&T Inc. up 14.6%, Merck & Co., Inc. up 12.7%, Verizon Communications, Inc. up 11.0%, The Coca-Cola Co. up 6.8%, JPMorgan Chase & Co. up 5.7%, Citigroup, Inc. up 0.6% and Pfizer, Inc. up 0.3%. The stocks that declined were the following:
Altria Group, Inc. down 0.1% and E.I. du Pont de Nemours & Co. down 2.0%.(1)

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 16.3% in the third quarter of 2006 and 15.9% in the fourth quarter of 2006, vs. 11.9% and 6.8%, respectively, for the S&P 500 Index.

---------------

(1) The Portfolio's composition is subject to change. Holdings and weightings are as of June 30, 2006.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- THIRD QUARTER PORTFOLIO

 CHANGE IN VALUE OF $10,000 INVESTMENT
(BAR CHART)

                                                             DOW(SM) TARGET 10 --THIRD QUARTER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                       JULY 1, 1999)               DOW JONES INDUSTRIAL AVERAGE
                                                             ---------------------------------     ----------------------------
7/01/99                                                                    10000                              10000
                                                                            8908                              10560
6/00                                                                        7751                               9665
                                                                            9295                              10047
6/01                                                                        9600                               9861
                                                                            8981                               9500
6/02                                                                        8931                               8844
                                                                            8216                               8075
6/03                                                                        8814                               8802
                                                                           10226                              10358
6/04                                                                       10060                              10441
                                                                           10567                              10908
6/05                                                                       10181                              10510
                                                                            9994                              11095
6/06                                                                       10975                              11675

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio's returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Average is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 PORTFOLIO COMPOSITION AS OF JUNE 30, 2006 (1)

                                           % OF NET ASSETS
                                           ----------------
Common Stocks (2).......................               99.0%
Other Net Assets........................                1.0%
                                                ------------
                                                      100.0%
                                                ============

(1) Composition of Portfolio subject to change.

(2) Sectors:

                                         % OF NET ASSETS
                                         ----------------
      Financials......................               21.2%
      Consumer Staples................               20.6%
      Telecommunication Services......               20.4%
      Health Care.....................               19.3%
      Materials.......................                9.2%
      Consumer Discretionary..........                8.3%
                                              ------------
                                                     99.0%
                                              ============

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2006 (UNAUDITED)

                                                     FAIR
COMMON STOCKS - 99.0%                   SHARES      VALUE
------------------------------------------------------------
AUTOMOBILES - 8.3%
General Motors Corp. .................    7,568   $  225,451
                                                  ----------
BEVERAGES - 9.8%
The Coca-Cola Co. ....................    6,164      265,175
                                                  ----------
CHEMICALS - 9.2%
E.I. du Pont de Nemours & Co. ........    5,984      248,934
                                                  ----------
DIVERSIFIED FINANCIAL SERVICES - 21.2%
Citigroup, Inc. ......................    5,565      268,456
JPMorgan Chase & Co. .................    7,284      305,928
                                                  ----------
                                                     574,384
                                                  ----------
DIVERSIFIED TELECOMMUNICATION
 SERVICES - 20.4%
AT&T Inc. ............................   10,833      302,132
Verizon Communications, Inc. .........    7,448      249,434
                                                  ----------
                                                     551,566
                                                  ----------

                                                     FAIR
COMMON STOCKS - 99.0%                   SHARES      VALUE
------------------------------------------------------------
PHARMACEUTICALS - 19.3%
Merck & Co., Inc. ....................    8,352   $  304,263
Pfizer, Inc. .........................    9,332      219,022
                                                  ----------
                                                     523,285
                                                  ----------
TOBACCO - 10.8%
Altria Group, Inc. ...................    3,978      292,105
                                                  ----------
TOTAL COMMON STOCKS (COST
  $2,585,673).........................            $2,680,900
                                                  ----------
TOTAL INVESTMENTS -- 99.0% (COST
  $2,585,673) (a).....................            $2,680,900
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 1.0%.................                28,596
                                                  ----------
TOTAL NET ASSETS -- 100.0%............            $2,709,496
                                                  ==========

---------------
(a) Represents cost for financial reporting purposes and Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- FOURTH QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 10 Portfolios seek long-term capital growth and dividend income by investing in ten common stocks in the Dow Jones Industrial Average(SM) that have the highest dividend yield as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF JUNE 30, 2006

AVERAGE ANNUAL TOTAL RETURN:

One year                                     9.06%
Five year                                    3.67%
Since inception (10/1/99)                    3.00%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Shares are obtained solely by purchase of variable life insurance policies and variable annuity contracts. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the six-month period ended June 30, 2006, the Dow Target 10 -- Fourth Quarter Portfolio returned 8.74% versus 5.22% for the current benchmark, the Dow Jones Industrial Average Index (DJIA).

The first half of 2006 was a tale of two quarters. The DJIA got off to a great start in the first quarter, up 4.24%, due in part to the prevailing sentiment that the Fed was close to wrapping up its rate hikes. In the second quarter, it became apparent that the Fed was not done tightening rates. Inflation fears, which had been mostly subdued, ignited somewhat around mid-May when investors saw that the core-CPI rate (ex food & energy) had edged higher to 2.3% in April. The Fed prefers that it be 2.0% or less. As a result, volatility in the market picked up and the index struggled to eke out a 1% gain in the second quarter. The Fed has raised the fed funds rate 17 times for a total of 4.25 percentage points. The fed funds rate stands at 5.25%. In our opinion, this is nothing to fear. The last two times the Fed tightened rates, 1994-1995 and 1999-2000, it took the fed funds rate up to 6.0% and 6.5%, respectively. Despite the rate hikes, the U.S. enjoyed a record 10-year economic expansion from March 31, 1991, to March 31, 2001.

Some of the volatility in the market may have to do with the length of the current bull market. As of June 30, 2006, the S&P 500 Index had posted its second-longest streak (833 trading days) without a 10% correction, according to USA TODAY. A couple of weeks into June, the index was off 8% from its May 5th high (1,325.76) for the year, but has since bounced back. The longest streak lasted 1,767 trading days and ended on October 7, 1997, according to Ned Davis Research. One of the reasons cited for why the index has not experienced a correction is that large-cap stocks are not overvalued.

Investors who opted to diversify into dividend-paying stocks following the passage of the Jobs & Growth Tax Relief Reconciliation Act of 2003 have enjoyed a 15% maximum tax rate on their qualified dividend distributions. They will now be able to exploit the 15% maximum rate over a longer period because Congress extended its original termination date from 2008 to 2010 this past May. Tax reform has helped boost corporate earnings as well as corporate cash holdings. For example, the nonfinancial companies in the S&P 500 Index held an estimated $631.5 billion in cash and equivalents at the close of June, according to S&P. Despite all of the capital spent on stock buybacks and dividend increases, that amount remains just a few billion dollars off the record high.

General Motors Corp. (GM) was clearly the star and difference-maker in the first half of 2006. The stock recaptured a good chunk of its 48.4% decline in 2005. Investors responded quite favorably to the cost-cutting measures instituted by management. Nearly 48,000 union workers from GM and Delphi accepted buyout offers to retire early. The elimination of these jobs will also include the termination of health care coverage -- a huge cost burden to GM. GM reported losses totaling $10.6 billion in 2005.(1)

The Dow Target 10 -- Fourth Quarter Portfolio outpaced the DJIA in the first half of 2006. The stocks that gained were the following: General Motors Corp. up 39.9%, AT&T Inc. up 14.6%, Merck & Co., Inc. up 12.7%, Verizon Communications, Inc. up 11.0%, JPMorgan Chase & Co. up 5.7%, Citigroup, Inc. up 0.6% and Pfizer, Inc. up 0.3%. The stocks that declined were the following: Altria Group, Inc. down 0.1%, E.I. du Pont de Nemours & Co. down 2.0% and General Electric Co. down 4.6%.(1)

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 16.3% in the third quarter of 2006 and 15.9% in the fourth quarter of 2006, vs. 11.9% and 6.8%, respectively, for the S&P 500 Index.

---------------

(1) The Portfolio's composition is subject to change. Holdings and weightings are as of June 30, 2006.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 10 -- FOURTH QUARTER PORTFOLIO

 CHANGE IN VALUE OF $10,000 INVESTMENT

(BAR CHART)

                                                            DOW(SM) TARGET 10 --FOURTH QUARTER
                                                             PORTFOLIO (COMMENCED OPERATIONS
                                                                     OCTOBER 1, 1999)              DOW JONES INDUSTRIAL AVERAGE
                                                            ----------------------------------     ----------------------------
10/01/99                                                                   10000                              10000
                                                                            9267                              11162
6/00                                                                        8095                              10215
                                                                           10112                              10620
6/01                                                                       10192                              10424
                                                                            9951                              10042
6/02                                                                       10217                               9348
                                                                            9386                               8535
6/03                                                                       10146                               9304
                                                                           11622                              10949
6/04                                                                       11357                              11036
                                                                           11754                              11530
6/05                                                                       11193                              11109
                                                                           11226                              11728
6/06                                                                       12207                              12340

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio's returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Average is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 PORTFOLIO COMPOSITION AS OF JUNE 30, 2006 (1)

                                           % OF NET ASSETS
                                          ------------------
Common Stocks (2).......................               99.3%
Repurchase Agreements and
  Other Net Assets......................                0.7%
                                                ------------
                                                      100.0%
                                                ============

(1) Composition of Portfolio subject to change.

(2) Sectors:

                                           % OF NET ASSETS
                                          ------------------
      Financials........................               21.2%
      Health Care.......................               21.0%
      Telecommunication Services........               20.1%
      Materials.........................                9.8%
      Consumer Staples..................                9.2%
      Industrials.......................                9.0%
      Consumer Discretionary............                9.0%
                                                ------------
                                                       99.3%
                                                ============

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2006 (UNAUDITED)

                                                     FAIR
COMMON STOCKS - 99.3%                    SHARES     VALUE
------------------------------------------------------------
AUTOMOBILES - 9.0%
General Motors Corp. ..................  5,725    $  170,548
                                                  ----------
CHEMICALS - 9.8%
E.I. du Pont de Nemours & Co. .........  4,474       186,118
                                                  ----------
DIVERSIFIED FINANCIAL SERVICES - 21.2%
Citigroup, Inc. .......................  3,852       185,820
JPMorgan Chase & Co. ..................  5,165       216,930
                                                  ----------
                                                     402,750
                                                  ----------
DIVERSIFIED TELECOMMUNICATION SERVICES-
 20.1%
AT&T Inc. .............................  7,313       203,960
Verizon Communications, Inc. ..........  5,363       179,607
                                                  ----------
                                                     383,567
                                                  ----------
INDUSTRIAL CONGLOMERATES - 9.0%
General Electric Co. ..................  5,206       171,590
                                                  ----------
PHARMACEUTICALS - 21.0%
Merck & Co., Inc. .....................  6,441       234,646
Pfizer, Inc. ..........................  7,019       164,736
                                                  ----------
                                                     399,382
                                                  ----------
TOBACCO - 9.2%
Altria Group, Inc. ....................  2,377       174,543
                                                  ----------
TOTAL COMMON STOCKS (COST
  $1,821,771)..........................           $1,888,498
                                                  ----------

                                         FACE        FAIR
REPURCHASE AGREEMENTS - 0.6%            AMOUNT      VALUE
------------------------------------------------------------
U.S. Bank 4.100% 07/03/2006...........  $11,000   $   11,000
  Repurchase price $11,004
  Collateralized by:
    Federal Home Loan Mortgage Corp.
    Gold Pool #G01505
    5.000%, 01/01/2033
    Fair Value: $3,246
    Federal Home Loan Mortgage Corp.
    Gold Pool #G11440
    4.000%, 08/01/2018
    Fair Value: $115
    Federal Home Loan Mortgage Corp.
    Gold Pool #E99430
    4.500%, 09/01/2018
    Fair Value: $184
    Federal National Mortgage
    Association Pool #555611
    4.500%, 07/01/2018
    Fair Value: $1,624
    Federal Home Loan Mortgage Corp.
    Series #2903-BA
    4.50%, 01/15/2018
    Fair Value: $6,050
                                                  ----------
TOTAL REPURCHASE AGREEMENTS (COST
  $11,000)............................            $   11,000
                                                  ----------
TOTAL INVESTMENTS -- 99.9% (COST
  $1,832,771) (a).....................            $1,899,498
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.1%.................                 2,682
                                                  ----------
TOTAL NET ASSETS -- 100.0%............            $1,902,180
                                                  ==========

---------------

(a) Represents cost for financial reporting purposes and Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- FIRST QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF JUNE 30, 2006

AVERAGE ANNUAL TOTAL RETURN:

One year                                    23.73%
Five year                                    5.01%
Since inception (1/3/00)                     6.46%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Shares are obtained solely by purchase of variable life insurance policies and variable annuity contracts. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the six-month period ended June 30, 2006, the Dow Target 5 -- First Quarter Portfolio returned 21.31% versus 5.22% for the current benchmark, the Dow Jones Industrial Average Index (DJIA).

The first half of 2006 was a tale of two quarters. The DJIA got off to a great start in the first quarter, up 4.24%, due in part to the prevailing sentiment that the Fed was close to wrapping up its rate hikes. In the second quarter, it became apparent that the Fed was not done tightening rates. Inflation fears, which had been mostly subdued, ignited somewhat around mid-May when investors saw that the core-CPI rate (ex food & energy) had edged higher to 2.3% in April. The Fed prefers that it be 2.0% or less. As a result, volatility in the market picked up and the index struggled to eke out a 1% gain in the second quarter. The Fed has raised the fed funds rate 17 times for a total of 4.25 percentage points. The fed funds rate stands at 5.25%. In our opinion, this is nothing to fear. The last two times the Fed tightened rates, 1994-1995 and 1999-2000, it took the fed funds rate up to 6.0% and 6.5%, respectively. Despite the rate hikes, the U.S. enjoyed a record 10-year economic expansion from March 31, 1991, to March 31, 2001.

Some of the volatility in the market may have to do with the length of the current bull market. As of June 30, 2006, the S&P 500 Index had posted its second-longest streak (833 trading days) without a 10% correction, according to USA TODAY. A couple of weeks into June, the index was off 8% from its May 5th high (1,325.76) for the year, but has since bounced back. The longest streak lasted 1,767 trading days and ended on October 7, 1997, according to Ned Davis Research. One of the reasons cited for why the index has not experienced a correction is that large-cap stocks are not overvalued.

Investors who opted to diversify into dividend-paying stocks following the passage of the Jobs & Growth Tax Relief Reconciliation Act of 2003 have enjoyed a 15% maximum tax rate on their qualified dividend distributions. They will now be able to exploit the 15% maximum rate over a longer period because Congress extended its original termination date from 2008 to 2010 this past May. Tax reform has helped boost corporate earnings as well as corporate cash holdings. For example, the nonfinancial companies in the S&P 500 Index held an estimated $631.5 billion in cash and equivalents at the close of June, according to S&P. Despite all of the capital spent on stock buybacks and dividend increases, that amount remains just a few billion dollars off the record high.

General Motors Corp. (GM) was clearly the star and difference-maker in the first half of 2006. The stock recaptured a good chunk of its 48.4% decline in 2005. Investors responded quite favorably to the cost-cutting measures instituted by management. Nearly 48,000 union workers from GM and Delphi accepted buyout offers to retire early. The elimination of these jobs will also include the termination of health care coverage -- a huge cost burden to GM. GM reported losses totaling $10.6 billion in 2005.(1)

The Dow Target 5 -- First Quarter Portfolio significantly outperformed the DJIA in the first half of 2006. All the stocks gained: General Motors Corp. up 39.9%, AT&T Inc. up 14.6%, Merck & Co., Inc. up 12.7%, Verizon Communications, Inc. up 11.0% and Pfizer, Inc. up 0.3%.(1)

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 16.3% in the third quarter of 2006 and 15.9% in the fourth quarter of 2006, vs. 11.9% and 6.8%, respectively, for the S&P 500 Index.

---------------

(1) The Portfolio's composition is subject to change. Holdings and weightings are as of June 30, 2006.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- FIRST QUARTER PORTFOLIO

 CHANGE IN VALUE OF $10,000 INVESTMENT
(BAR CHART)

                                                              DOW(SM) TARGET 5 --FIRST QUARTER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                      JANUARY 3, 2000)             DOW JONES INDUSTRIAL AVERAGE
                                                              --------------------------------     ----------------------------
1/03/00                                                                    10000                              10000
6/00                                                                        8307                               9152
                                                                           11317                               9514
6/01                                                                       11762                               9338
                                                                           10944                               8997
6/02                                                                       10641                               8375
                                                                            9565                               7646
6/03                                                                       10301                               8335
                                                                           11435                               9809
6/04                                                                       11132                               9887
                                                                           12657                              10329
6/05                                                                       12136                               9952
                                                                           12378                              10507
6/06                                                                       15016                              11056

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio's returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Average is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 PORTFOLIO COMPOSITION AS OF JUNE 30, 2006 (1)

                                           % OF NET ASSETS
                                          ------------------
Common Stocks (2).......................               99.4%
Repurchase Agreements and
  Other Net Assets......................                0.6%
                                                ------------
                                                      100.0%
                                                ============

(1) Composition of Portfolio subject to change.

(2) Sectors:

                                           % OF NET ASSETS
                                          ------------------
      Telecommunication Services........               37.5%
      Health Care.......................               35.6%
      Consumer Discretionary............               26.3%
                                                ------------
                                                       99.4%
                                                ============

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2006 (UNAUDITED)

                                                     FAIR
COMMON STOCKS - 99.4%                    SHARES     VALUE
------------------------------------------------------------
AUTOMOBILES - 26.3%
General Motors Corp. ..................  12,772   $  380,478
                                                  ----------
DIVERSIFIED TELECOMMUNICATION SERVICES-
 37.5%
AT&T Inc. .............................  9,861       275,023
Verizon Communications, Inc. ..........  8,021       268,624
                                                  ----------
                                                     543,647
                                                  ----------
PHARMACEUTICALS - 35.6%
Merck & Co., Inc. .....................  7,505       273,407
Pfizer, Inc. ..........................  10,354      243,008
                                                  ----------
                                                     516,415
                                                  ----------
TOTAL COMMON STOCKS (COST
 $1,248,308)...........................           $1,440,540
                                                  ----------

                                         FACE       FAIR
REPURCHASE AGREEMENTS - 0.6%            AMOUNT     VALUE
-----------------------------------------------------------
U.S. Bank 4.100% 07/03/2006...........  $9,000   $    9,000
  Repurchase price $9,003
  Collateralized by:
    Federal Home Loan Mortgage Corp.
    Gold Pool #G01505
    5.000%, 01/01/2033
    Fair Value: $2,656
    Federal Home Loan Mortgage Corp.
    Gold Pool #G11440
    4.000%, 08/01/2018
    Fair Value: $94
    Federal Home Loan Mortgage Corp.
    Gold Pool #E99430
    4.500%, 09/01/2018
    Fair Value: $151
    Federal National Mortgage
    Association Pool #555611
    4.500%, 07/01/2018
    Fair Value: $1,329
    Federal Home Loan Mortgage Corp.
    Series #2903-BA
    4.500%, 01/15/2018
    Fair Value: $4,950
                                                 ----------
TOTAL REPURCHASE AGREEMENTS (COST
  $9,000).............................           $    9,000
                                                 ----------
TOTAL INVESTMENTS -- 100.0%
  (COST $1,257,308) (a)...............           $1,449,540
OTHER ASSETS IN EXCESS OF
 LIABILITIES -- 0.0%..................                  554
                                                 ----------
TOTAL NET ASSETS -- 100.0%............           $1,450,094
                                                 ==========

---------------

(a) Represents cost for financial reporting purposes and federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- SECOND QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF JUNE 30, 2006

AVERAGE ANNUAL TOTAL RETURN:

One year                                     9.91%
Five year                                    4.79%
Since inception (4/3/00)                     7.64%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Shares are obtained solely by purchase of variable life insurance policies and variable annuity contracts. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the six-month period ended June 30, 2006, the Dow Target 5 -- Second Quarter Portfolio returned 18.74% versus 5.22% for the current benchmark, the Dow Jones Industrial Average Index (DJIA).

The first half of 2006 was a tale of two quarters. The DJIA got off to a great start in the first quarter, up 4.24%, due in part to the prevailing sentiment that the Fed was close to wrapping up its rate hikes. In the second quarter, it became apparent that the Fed was not done tightening rates. Inflation fears, which had been mostly subdued, ignited somewhat around mid-May when investors saw that the core-CPI rate (ex food & energy) had edged higher to 2.3% in April. The Fed prefers that it be 2.0% or less. As a result, volatility in the market picked up and the index struggled to eke out a 1% gain in the second quarter. The Fed has raised the fed funds rate 17 times for a total of 4.25 percentage points. The fed funds rate stands at 5.25%. In our opinion, this is nothing to fear. The last two times the Fed tightened rates, 1994-1995 and 1999-2000, it took the fed funds rate up to 6.0% and 6.5%, respectively. Despite the rate hikes, the U.S. enjoyed a record 10-year economic expansion from March 31, 1991, to March 31, 2001.

Some of the volatility in the market may have to do with the length of the current bull market. As of June 30, 2006, the S&P 500 Index had posted its second-longest streak (833 trading days) without a 10% correction, according to USA TODAY. A couple of weeks into June, the index was off 8% from its May 5th high (1,325.76) for the year, but has since bounced back. The longest streak lasted 1,767 trading days and ended on October 7, 1997, according to Ned Davis Research. One of the reasons cited for why the index has not experienced a correction is that large-cap stocks are not overvalued.

Investors who opted to diversify into dividend-paying stocks following the passage of the Jobs & Growth Tax Relief Reconciliation Act of 2003 have enjoyed a 15% maximum tax rate on their qualified dividend distributions. They will now be able to exploit the 15% maximum rate over a longer period because Congress extended its original termination date from 2008 to 2010 this past May. Tax reform has helped boost corporate earnings as well as corporate cash holdings. For example, the nonfinancial companies in the S&P 500 Index held an estimated $631.5 billion in cash and equivalents at the close of June, according to S&P. Despite all of the capital spent on stock buybacks and dividend increases, that amount remains just a few billion dollars off the record high.

General Motors Corp. (GM) was clearly the star and difference-maker in the first half of 2006. The stock recaptured a good chunk of its 48.4% decline in 2005. Investors responded quite favorably to the cost-cutting measures instituted by management. Nearly 48,000 union workers from GM and Delphi accepted buyout offers to retire early. The elimination of these jobs will also include the termination of health care coverage -- a huge cost burden to GM. GM reported losses totaling $10.6 billion in 2005.(1)

All four stocks advanced that were in the Portfolio for the entire six-month period. JPMorgan Chase & Co. was replaced at the start of second quarter by Verizon Communications, Inc.(1)

The Dow Target 5 -- Second Quarter Portfolio significantly outperformed the DJIA in the first half of 2006. The four stocks in for the entire period performed as follows: General Motors Corp. up 39.9%, AT&T Inc. up 14.6%, Merck & Co., Inc. up 12.7% and Pfizer, Inc. up 0.3%. JPMorgan Chase & Co. gained 5.81% in the first quarter. Verizon Communications, Inc. declined 0.49% in the second quarter.(1)

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 16.3% in the third quarter of 2006 and 15.9% in the fourth quarter of 2006, vs. 11.9% and 6.8%, respectively, for the S&P 500 Index.

---------------

(1) The Portfolio's composition is subject to change. Holdings and weightings are as of June 30, 2006.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- SECOND QUARTER PORTFOLIO

 CHANGE IN VALUE OF $10,000 INVESTMENT
(BAR CHART)

                                                             DOW(SM) TARGET 5 --SECOND QUARTER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                      APRIL 3, 2000)               DOW JONES INDUSTRIAL AVERAGE
                                                             ---------------------------------     ----------------------------
4/3/00                                                                     10000                              10000
6/00                                                                        9204                               9601
                                                                           12451                               9981
6/01                                                                       12538                               9797
                                                                           11127                               9438
6/02                                                                       10881                               8786
                                                                           10067                               8021
6/03                                                                       10997                               8744
                                                                           12407                              10290
6/04                                                                       12077                              10372
                                                                           13766                              10836
6/05                                                                       14412                              10441
                                                                           13340                              11023
6/06                                                                       15840                              11598

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio's returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Average is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 PORTFOLIO COMPOSITION AS OF JUNE 30, 2006 (1)

                                           % OF NET ASSETS
                                          ------------------
Common Stocks (2).......................               99.1%
Repurchase Agreements and
  Other Net Assets......................                0.9%
                                                ------------
                                                      100.0%
                                                ============

(1) Composition of Portfolio subject to change.

(2) Sectors:

                                           % OF NET ASSETS
                                          ------------------
      Telecommunication Services........               37.0%
      Health Care.......................               36.3%
      Consumer Discretionary............               25.8%
                                                ------------
                                                       99.1%
                                                ============

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2006 (UNAUDITED)

                                                     FAIR
COMMON STOCKS - 99.1%                    SHARES     VALUE
------------------------------------------------------------
AUTOMOBILES - 25.8%
General Motors Corp. ..................  11,181   $  333,082
                                                  ----------
DIVERSIFIED TELECOMMUNICATION SERVICES -
  37.0%
AT&T Inc. .............................  8,796       245,321
Verizon Communications, Inc. ..........  6,984       233,894
                                                  ----------
                                                     479,215
                                                  ----------
PHARMACEUTICALS - 36.3%
Merck & Co., Inc. .....................  6,752       245,975
Pfizer, Inc. ..........................  9,544       223,998
                                                  ----------
                                                     469,973
                                                  ----------
TOTAL COMMON STOCKS (COST
  $1,219,252)..........................           $1,282,270
                                                  ----------

                                         FACE        FAIR
REPURCHASE AGREEMENTS - 0.9%            AMOUNT      VALUE
------------------------------------------------------------
U.S. Bank 4.100% 07/03/2006...........  $12,000   $   12,000
  Repurchase price $12,004
  Collateralized by:
    Federal Home Loan Mortgage Corp.
    Gold Pool #G01505
    5.000%, 01/01/2033
    Fair Value: $3,541
    Federal Home Loan Mortgage Corp.
    Gold Pool #G11440
    4.000%, 08/01/2018
    Fair Value: $125
    Federal Home Loan Mortgage Corp.
    Gold Pool #E99430
    4.500%, 09/01/2018
    Fair Value: $201
    Federal National Mortgage
    Association Pool #555611
    4.500%, 07/01/2018
    Fair Value: $1,772
    Federal Home Loan Mortgage Corp.
    Series #2903-BA
    4.500%, 01/15/2018
    Fair Value: $6,600
                                                  ----------
TOTAL REPURCHASE AGREEMENTS (COST
  $12,000)............................            $   12,000
                                                  ----------
TOTAL INVESTMENTS -- 100.0%
  (COST $1,231,252) (a)...............            $1,294,270

OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.0%.................                   339
                                                  ----------
TOTAL NET ASSETS -- 100.0%............            $1,294,609
                                                  ==========

---------------

(a) Represents cost for financial reporting purposes and Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- THIRD QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF JUNE 30, 2006

AVERAGE ANNUAL TOTAL RETURN:

One year                                     4.71%
Five year                                   -1.13%
Since inception (7/3/00)                     2.83%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Shares are obtained solely by purchase of variable life insurance policies and variable annuity contracts. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the six-month period ended June 30, 2006, the Dow Target 5 -- Third Quarter Portfolio returned 18.17% versus 5.22% for the current benchmark, the Dow Jones Industrial Average Index (DJIA).

The first half of 2006 was a tale of two quarters. The DJIA got off to a great start in the first quarter, up 4.24%, due in part to the prevailing sentiment that the Fed was close to wrapping up its rate hikes. In the second quarter, it became apparent that the Fed was not done tightening rates. Inflation fears, which had been mostly subdued, ignited somewhat around mid-May when investors saw that the core-CPI rate (ex food & energy) had edged higher to 2.3% in April. The Fed prefers that it be 2.0% or less. As a result, volatility in the market picked up and the index struggled to eke out a 1% gain in the second quarter. The Fed has raised the fed funds rate 17 times for a total of 4.25 percentage points. The fed funds rate stands at 5.25%. In our opinion, this is nothing to fear. The last two times the Fed tightened rates, 1994-1995 and 1999-2000, it took the fed funds rate up to 6.0% and 6.5%, respectively. Despite the rate hikes, the U.S. enjoyed a record 10-year economic expansion from March 31, 1991, to March 31, 2001.

Some of the volatility in the market may have to do with the length of the current bull market. As of June 30, 2006, the S&P 500 Index had posted its second-longest streak (833 trading days) without a 10% correction, according to USA TODAY. A couple of weeks into June, the index was off 8% from its May 5th high (1,325.76) for the year, but has since bounced back. The longest streak lasted 1,767 trading days and ended on October 7, 1997, according to Ned Davis Research. One of the reasons cited for why the index has not experienced a correction is that large-cap stocks are not overvalued.

Investors who opted to diversify into dividend-paying stocks following the passage of the Jobs & Growth Tax Relief Reconciliation Act of 2003 have enjoyed a 15% maximum tax rate on their qualified dividend distributions. They will now be able to exploit the 15% maximum rate over a longer period because Congress extended its original termination date from 2008 to 2010 this past May. Tax reform has helped boost corporate earnings as well as corporate cash holdings. For example, the nonfinancial companies in the S&P 500 Index held an estimated $631.5 billion in cash and equivalents at the close of June, according to S&P. Despite all of the capital spent on stock buybacks and dividend increases, that amount remains just a few billion dollars off the record high.

General Motors Corp. (GM) was clearly the star and difference-maker in the first half of 2006. The stock recaptured a good chunk of its 48.4% decline in 2005. Investors responded quite favorably to the cost-cutting measures instituted by management. Nearly 48,000 union workers from GM and Delphi accepted buyout offers to retire early. The elimination of these jobs will also include the termination of health care coverage -- a huge cost burden to GM. GM reported losses totaling $10.6 billion in 2005.(1)

The Dow Target 5 -- Third Quarter Portfolio significantly outperformed the DJIA in the first half of 2006. All the stocks gained: General Motors Corp. up 39.9%, AT&T Inc. up 14.6%, Merck & Co., Inc. up 12.7%, Verizon Communications, Inc. up 11.0% and Pfizer, Inc. up 0.3%.(1)

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 16.3% in the third quarter of 2006 and 15.9% in the fourth quarter of 2006, vs. 11.9% and 6.8%, respectively, for the S&P 500 Index.

---------------

(1) The Portfolio's composition is subject to change. Holdings and weightings are as of June 30, 2006.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- THIRD QUARTER PORTFOLIO

 CHANGE IN VALUE OF $10,000 INVESTMENT
(BAR CHART)

                                                              DOW(SM) TARGET 5 --THIRD QUARTER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                       JULY 3, 2000)               DOW JONES INDUSTRIAL AVERAGE
                                                              --------------------------------     ----------------------------
7/03/00                                                                    10000                              10000
                                                                           11824                              10396
6/01                                                                       12511                              10204
                                                                           11197                               9830
6/02                                                                       10942                               9151
                                                                            9990                               8355
6/03                                                                       10647                               9108
                                                                           11477                              10718
6/04                                                                       11304                              10804
                                                                           12380                              11286
6/05                                                                       11291                              10875
                                                                           10005                              11481
6/06                                                                       11823                              12080

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio's returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Average is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 PORTFOLIO COMPOSITION AS OF JUNE 30, 2006 (1)

                                           % OF NET ASSETS
                                          ------------------
Common Stocks (2).......................               98.9%
Repurchase Agreements and
  Other Net Assets......................                1.1%
                                                ------------
                                                      100.0%
                                                ============

(1) Composition of Portfolio subject to change.

(2) Sectors:

                                           % OF NET ASSETS
                                          ------------------
      Telecommunication Services........               42.0%
      Health Care.......................               39.8%
      Consumer Discretionary............               17.1%
                                                ------------
                                                       98.9%
                                                ============

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2006 (UNAUDITED)

                                                     FAIR
COMMON STOCKS - 98.9%                     SHARES    VALUE
-----------------------------------------------------------
AUTOMOBILES - 17.1%
General Motors Corp. ...................  4,967    $147,967
                                                   --------
DIVERSIFIED TELECOMMUNICATION SERVICES -
  42.0%
AT&T Inc. ..............................  7,114     198,409
Verizon Communications, Inc. ...........  4,889     163,733
                                                   --------
                                                    362,142
                                                   --------
PHARMACEUTICALS - 39.8%
Merck & Co., Inc. ......................  5,484     199,782
Pfizer, Inc. ...........................  6,125     143,754
                                                   --------
                                                    343,536
                                                   --------
TOTAL COMMON STOCKS (COST $850,883).....           $853,645
                                                   --------

                                          FACE      FAIR
REPURCHASE AGREEMENTS - 1.1%             AMOUNT    VALUE
----------------------------------------------------------
U.S. Bank 4.100% 07/03/2006............  $9,000   $  9,000
  Repurchase price $9,003
  Collateralized by:
    Federal Home Loan Mortgage Corp.
    Gold Pool #G01505
    5.000%, 01/01/2033
    Fair Value: $2,656
    Federal Home Loan Mortgage Corp.
    Gold Pool #G11440
    4.000%, 08/01/2018
    Fair Value: $94
    Federal Home Loan Mortgage Corp.
    Gold Pool #E99430
    4.500%, 09/01/2018
    Fair Value: $151
    Federal National Mortgage
    Association Pool #555611
    4.500%, 07/01/2018
    Fair Value: $1,329
    Federal Home Loan Mortgage Corp.
    Series #2903-BA
    4.500%, 01/15/2018
    Fair Value: $4,950
                                                  --------
TOTAL REPURCHASE AGREEMENTS (COST
  $9,000)..............................           $  9,000
                                                  --------
TOTAL INVESTMENTS -- 100.0%
  (COST $859,883) (a)..................           $862,645
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.0%..................                203
                                                  --------
TOTAL NET ASSETS -- 100.0%.............           $862,848
                                                  ========

---------------

(a) Represents cost for financial reporting purposes and Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- FOURTH QUARTER PORTFOLIO

 OBJECTIVE

The Dow(SM) Target 5 Portfolios seek long-term capital growth and dividend income by investing in common stocks in the Dow Jones Industrial Average(SM). The portfolios invest in the five stocks with the lowest price per share of the Dow 10 as of the close of business on or about the second to last business day of the quarter.

 PERFORMANCE AS OF JUNE 30, 2006

AVERAGE ANNUAL TOTAL RETURN:

One year                                    10.25%
Five year                                    5.14%
Since inception (10/1/99)                    2.62%

Past performance does not guarantee future results. The performance data quoted represents past performance and current returns may be lower or higher. Total return figures include change in share price and reinvestment of dividends and capital gains. The investment return and principal value will fluctuate so that an investor's shares, when redeemed may be worth more or less than the original cost.

The Portfolio is not open to direct retail investment. Shares are obtained solely by purchase of variable life insurance policies and variable annuity contracts. Actual results for variable annuity and variable universal life contracts will be lower due to contract charges. Consult your contract for applicable charges for mortality and expenses.

 COMMENTS

For the six-month period ended June 30, 2006, the Dow Target 5 -- Fourth Quarter Portfolio returned 18.24% versus 5.22% for the current benchmark, the Dow Jones Industrial Average Index (DJIA).

The first half of 2006 was a tale of two quarters. The DJIA got off to a great start in the first quarter, up 4.24%, due in part to the prevailing sentiment that the Fed was close to wrapping up its rate hikes. In the second quarter, it became apparent that the Fed was not done tightening rates. Inflation fears, which had been mostly subdued, ignited somewhat around mid-May when investors saw that the core-CPI rate (ex food & energy) had edged higher to 2.3% in April. The Fed prefers that it be 2.0% or less. As a result, volatility in the market picked up and the index struggled to eke out a 1% gain in the second quarter. The Fed has raised the fed funds rate 17 times for a total of 4.25 percentage points. The fed funds rate stands at 5.25%. In our opinion, this is nothing to fear. The last two times the Fed tightened rates, 1994-1995 and 1999-2000, it took the fed funds rate up to 6.0% and 6.5%, respectively. Despite the rate hikes, the U.S. enjoyed a record 10-year economic expansion from March 31, 1991, to March 31, 2001.

Some of the volatility in the market may have to do with the length of the current bull market. As of June 30, 2006, the S&P 500 Index had posted its second-longest streak (833 trading days) without a 10% correction, according to USA TODAY. A couple of weeks into June, the index was off 8% from its May 5th high (1,325.76) for the year, but has since bounced back. The longest streak lasted 1,767 trading days and ended on October 7, 1997, according to Ned Davis Research. One of the reasons cited for why the index has not experienced a correction is that large-cap stocks are not overvalued.

Investors who opted to diversify into dividend-paying stocks following the passage of the Jobs & Growth Tax Relief Reconciliation Act of 2003 have enjoyed a 15% maximum tax rate on their qualified dividend distributions. They will now be able to exploit the 15% maximum rate over a longer period because Congress extended its original termination date from 2008 to 2010 this past May. Tax reform has helped boost corporate earnings as well as corporate cash holdings. For example, the nonfinancial companies in the S&P 500 Index held an estimated $631.5 billion in cash and equivalents at the close of June, according to S&P. Despite all of the capital spent on stock buybacks and dividend increases, that amount remains just a few billion dollars off the record high.

General Motors Corp. (GM) was clearly the star and difference-maker in the first half of 2006. The stock recaptured a good chunk of its 48.4% decline in 2005. Investors responded quite favorably to the cost-cutting measures instituted by management. Nearly 48,000 union workers from GM and Delphi accepted buyout offers to retire early. The elimination of these jobs will also include the termination of health care coverage -- a huge cost burden to GM. GM reported losses totaling $10.6 billion in 2005.(1)

The Dow Target 5 -- Fourth Quarter Portfolio significantly outperformed the DJIA in the first half of 2006. All the stocks gained: General Motors Corp. up 39.9%, AT&T Inc. up 14.6%, Merck & Co., Inc. up 12.7%, Verizon Communications, Inc. up 11.0% and Pfizer, Inc. up 0.3%.(1)

According to Thomson First Call, the year-over-year estimated earnings growth rate for the companies in the S&P 500 Industrial Index is expected to rise 16.3% in the third quarter of 2006 and 15.9% in the fourth quarter of 2006, vs. 11.9% and 6.8%, respectively, for the S&P 500 Index.

---------------

(1) The Portfolio's composition is subject to change. Holdings and weightings are as of June 30, 2006.

THE DOW(SM) TARGET VARIABLE FUND LLC
DOW(SM) TARGET 5 -- FOURTH QUARTER PORTFOLIO

 CHANGE IN VALUE OF $10,000 INVESTMENT
(BAR CHART)

                                                             DOW(SM) TARGET 5 --FOURTH QUARTER
                                                              PORTFOLIO (COMMENCED OPERATIONS
                                                                     OCTOBER 1, 1999)              DOW JONES INDUSTRIAL AVERAGE
                                                             ---------------------------------     ----------------------------
10/01/99                                                                   10000                              10000
                                                                            8530                              11162
6/00                                                                        7390                              10215
                                                                            9304                              10620
6/01                                                                        9271                              10424
                                                                            9602                              10042
6/02                                                                        9887                               9348
                                                                            9037                               8535
6/03                                                                        9767                               9304
                                                                           10803                              10949
6/04                                                                       10780                              11036
                                                                           11511                              11530
6/05                                                                       10803                              11109
                                                                           10073                              11728
6/06                                                                       11910                              12340

Hypothetical illustration based on past performance. Future performance will vary. The Portfolio's returns reflect reinvested dividends. The Portfolio's holdings may differ significantly from the securities in the Index. The Index is unmanaged and therefore does not reflect the cost of portfolio management and accounting.

The Dow Jones Industrial Average is a price-weighted index composed of thirty of the largest, most liquid NYSE and NASDAQ listed stocks. The index presented includes the effects of reinvested dividends.

 PORTFOLIO COMPOSITION AS OF JUNE 30, 2006 (1)

                                           % OF NET ASSETS
                                          ------------------
Common Stocks (2).......................               99.1%
Repurchase Agreements and
  Other Net Assets......................                0.9%
                                                ------------
                                                      100.0%
                                                ============

(1) Composition of Portfolio subject to change.

(2) Sectors:

                                           % OF NET ASSETS
                                          ------------------
      Health Care.......................               41.5%
      Telecommunication Services........               39.9%
      Consumer Discretionary............               17.7%
                                                ------------
                                                       99.1%
                                                ============

 SCHEDULE OF INVESTMENTS                               JUNE 30, 2006 (UNAUDITED)

                                                     FAIR
COMMON STOCKS - 99.1%                    SHARES     VALUE
------------------------------------------------------------
AUTOMOBILES - 17.7%
General Motors Corp. ..................  6,265    $  186,634
                                                  ----------
DIVERSIFIED TELECOMMUNICATION SERVICES-
  39.9%
AT&T Inc. .............................  7,999       223,092
Verizon Communications, Inc. ..........  5,866       196,452
                                                  ----------
                                                     419,544
                                                  ----------
PHARMACEUTICALS - 41.5%
Merck & Co., Inc. .....................  7,048       256,759
Pfizer, Inc. ..........................  7,680       180,250
                                                  ----------
                                                     437,009
                                                  ----------
TOTAL COMMON STOCKS (COST $993,566)....           $1,043,187
                                                  ----------

                                         FACE       FAIR
REPURCHASE AGREEMENTS - 0.8%            AMOUNT     VALUE
-----------------------------------------------------------
U.S. Bank 4.100% 07/03/2006...........  $9,000   $    9,000
  Repurchase price $9,003
  Collateralized by:
    Federal Home Loan Mortgage Corp.
    Gold Pool #G01505
    5.000%, 01/01/2033
    Fair Value: $2,656
    Federal Home Loan Mortgage Corp.
    Gold Pool #G11440
    4.000%, 08/01/2018
    Fair Value: $94
    Federal Home Loan Mortgage Corp.
    Gold Pool #E99430
    4.500%, 09/01/2018
    Fair Value: $151
    Federal National Mortgage
    Association Pool #555611
    4.500%, 07/01/2018
    Fair Value: $1,329
    Federal Home Loan Mortgage Corp.
    Series #2903-BA
    4.500%, 01/15/2018
    Fair Value: $4,950
                                                 ----------
TOTAL REPURCHASE AGREEMENTS (COST
  $9,000).............................           $    9,000
                                                 ----------
TOTAL INVESTMENTS -- 99.9%
  (COST $1,002,566) (a)...............           $1,052,187
OTHER ASSETS IN EXCESS OF
  LIABILITIES -- 0.1%.................                  764
                                                 ----------
TOTAL NET ASSETS -- 100.0%............           $1,052,951
                                                 ==========

---------------

(a) Represents cost for financial reporting purposes and Federal income tax purposes.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF ASSETS AND LIABILITIES                  JUNE 30, 2006 (UNAUDITED)

                                                                                 DOW TARGET 10 PORTFOLIOS
                                                              ---------------------------------------------------------------
                                                              FIRST QUARTER   SECOND QUARTER   THIRD QUARTER   FOURTH QUARTER
                                                              -------------   --------------   -------------   --------------
Assets:
  Investments in securities, at cost........................   $2,318,115       $3,060,842      $2,585,673       $1,832,771
                                                               ==========       ==========      ==========       ==========
  Investments in securities, at fair value..................   $2,377,399       $3,159,171      $2,680,900       $1,899,498
  Cash......................................................          189              672              --              957
  Receivable for securities sold............................           --               --          50,094               --
  Receivable for membership interest sold...................           --              942              --               --
  Dividends and accrued interest receivable.................        6,439            8,751           8,538            5,681
  Prepaid expenses and other assets.........................           16               23              22               14
                                                               ----------       ----------      ----------       ----------
    Total assets............................................    2,384,043        3,169,559       2,739,554        1,906,150
                                                               ----------       ----------      ----------       ----------
Liabilities:
  Cash overdraft............................................           --               --          25,418               --
  Payable for securities purchased..........................           --           20,090              --               --
  Payable for membership interest redeemed..................          790                1             115              454
  Payable for investment management services................        1,142            1,494           1,334              952
  Accrued professional fees.................................        1,111            1,114           1,113            1,110
  Accrued accounting and custody fees.......................          549              699             443              350
  Accrued printing and other expenses.......................        1,266            1,691           1,635            1,104
                                                               ----------       ----------      ----------       ----------
    Total liabilities.......................................        4,858           25,089          30,058            3,970
                                                               ----------       ----------      ----------       ----------
Net assets..................................................   $2,379,185       $3,144,470      $2,709,496       $1,902,180
                                                               ==========       ==========      ==========       ==========
Net assets consist of:
  Par value, $1 per membership interest.....................   $  222,955       $  261,180      $  272,130       $  171,823
  Paid-in capital in excess of par value....................    1,792,649        2,536,899       2,159,576        1,517,595
  Accumulated net realized gain (loss) on investments.......      103,573           30,239         (35,746)          (3,994)
  Net unrealized appreciation/depreciation on investments...       59,284           98,329          95,227           66,727
  Undistributed net investment income.......................      200,724          217,823         218,309          150,029
                                                               ----------       ----------      ----------       ----------
Net assets..................................................   $2,379,185       $3,144,470      $2,709,496       $1,902,180
                                                               ==========       ==========      ==========       ==========
Membership interest outstanding.............................      222,955          261,180         272,130          171,823
Net asset value per membership interest.....................   $    10.67       $    12.04      $     9.96       $    11.07
                                                               ==========       ==========      ==========       ==========

 STATEMENTS OF OPERATIONS           FOR THE SIX-MONTH PERIOD ENDED JUNE 30, 2006
                                    (UNAUDITED)

                                                                                 DOW TARGET 10 PORTFOLIOS
                                                              ---------------------------------------------------------------
                                                              FIRST QUARTER   SECOND QUARTER   THIRD QUARTER   FOURTH QUARTER
                                                              -------------   --------------   -------------   --------------
Investment income:
  Interest..................................................    $    360         $    327        $    127         $    285
  Dividends.................................................      48,513           61,888          57,871           40,129
                                                                --------         --------        --------         --------
    Total investment income.................................      48,873           62,215          57,998           40,414
                                                                --------         --------        --------         --------
Expenses:
  Management fees...........................................       7,043            9,053           8,428            5,864
  Custodian fees............................................       1,358            1,293             797              717
  Managers' (Board) fees....................................         463              585             542              379
  Professional fees.........................................       1,338            1,355           1,349            1,325
  Accounting fees...........................................         601              705             667              537
  Printing..................................................       1,191            2,040           1,928              867
  Other.....................................................          58               82              74               46
                                                                --------         --------        --------         --------
    Total expenses..........................................      12,052           15,113          13,785            9,735
                                                                --------         --------        --------         --------
    Net investment income...................................      36,821           47,102          44,213           30,679
                                                                --------         --------        --------         --------
Realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on investments...................      11,802          (68,908)        (16,251)         (11,374)
  Change in unrealized appreciation/depreciation on
    investments.............................................     188,388          350,386         236,825          144,904
                                                                --------         --------        --------         --------
  Net gain (loss) on investments............................     200,190          281,478         220,574          133,530
                                                                --------         --------        --------         --------
  Change in net assets from operations......................    $237,011         $328,580        $264,787         $164,209
                                                                ========         ========        ========         ========

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF ASSETS AND LIABILITIES (CONTINUED)      JUNE 30, 2006 (UNAUDITED)

                                                                                  DOW TARGET 5 PORTFOLIOS
                                                              ---------------------------------------------------------------
                                                              FIRST QUARTER   SECOND QUARTER   THIRD QUARTER   FOURTH QUARTER
                                                              -------------   --------------   -------------   --------------
Assets:
  Investments in securities, at cost........................   $1,257,308       $1,231,252       $859,883        $1,002,566
                                                               ==========       ==========       ========        ==========
  Investments in securities, at fair value..................   $1,449,540       $1,294,270       $862,645        $1,052,187
  Cash......................................................          451              208            240               434
  Receivable for membership interest sold...................           --              305             --                --
  Dividends and accrued interest receivable.................        2,853            2,447          2,169             2,714
  Prepaid expenses and other assets.........................            9                7              5                 7
                                                               ----------       ----------       --------        ----------
    Total assets............................................    1,452,853        1,297,237        865,059         1,055,342
                                                               ----------       ----------       --------        ----------
Liabilities:
  Payable for membership interest redeemed..................           34                1             47                25
  Payable for investment management services................          676              591            412               498
  Accrued professional fees.................................        1,106            1,105          1,104             1,105
  Accrued accounting and custody fees.......................          253              384            197               214
  Accrued printing and other expenses.......................          690              547            451               549
                                                               ----------       ----------       --------        ----------
    Total liabilities.......................................        2,759            2,628          2,211             2,391
                                                               ----------       ----------       --------        ----------
Net assets..................................................   $1,450,094       $1,294,609       $862,848        $1,052,951
                                                               ==========       ==========       ========        ==========
Net assets consist of:
  Par value, $1 per membership interest.....................   $  116,803       $  112,241       $ 90,243        $   97,841
  Paid-in capital in excess of par value....................      956,747          964,507        794,386           819,401
  Accumulated net realized gain (loss) on investments.......      104,139           85,918        (89,043)           12,773
  Net unrealized appreciation/depreciation on investments...      192,232           63,018          2,762            49,621
  Undistributed net investment income.......................       80,173           68,925         64,500            73,315
                                                               ----------       ----------       --------        ----------
Net assets..................................................   $1,450,094       $1,294,609       $862,848        $1,052,951
                                                               ==========       ==========       ========        ==========
Membership interest outstanding.............................      116,803          112,241         90,243            97,841
Net asset value per membership interest.....................   $    12.41       $    11.53       $   9.56        $    10.76
                                                               ==========       ==========       ========        ==========

 STATEMENTS OF OPERATIONS (CONTINUED)    FOR THE SIX-MONTH PERIOD ENDED JUNE 30,
                                         2006 (UNAUDITED)

                                                                                  DOW TARGET 5 PORTFOLIOS
                                                              ---------------------------------------------------------------
                                                              FIRST QUARTER   SECOND QUARTER   THIRD QUARTER   FOURTH QUARTER
                                                              -------------   --------------   -------------   --------------
Investment income:
  Interest..................................................    $    255         $    251        $    133         $     93
  Dividends.................................................      31,192           23,335          19,524           23,397
  Other.....................................................          --              247             439              243
                                                                --------         --------        --------         --------
    Total investment income.................................      31,447           23,833          20,096           23,733
                                                                --------         --------        --------         --------
Expenses:
  Management fees...........................................       4,118            3,266           2,554            3,065
  Custodian fees............................................         517              569             256              319
  Managers' (Board) fees....................................         261              209             165              197
  Professional fees.........................................       1,309            1,302           1,296            1,300
  Accounting fees...........................................         350              298             260              287
  Printing and other........................................          67               24              20               24
                                                                --------         --------        --------         --------
    Total expenses..........................................       6,622            5,668           4,551            5,192
                                                                --------         --------        --------         --------
    Net investment income...................................      24,825           18,165          15,545           18,541
                                                                --------         --------        --------         --------
Realized and unrealized gain (loss) on investments:
  Net realized gain (loss) on investments...................      77,981           17,176          (4,535)            (252)
  Change in unrealized appreciation/depreciation on
    investments.............................................     152,157          157,171         128,956          152,738
                                                                --------         --------        --------         --------
  Net gain (loss) on investments............................     230,138          174,347         124,421          152,486
                                                                --------         --------        --------         --------
  Change in net assets from operations......................    $254,963         $192,512        $139,966         $171,027
                                                                ========         ========        ========         ========

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                            DOW TARGET 10 PORTFOLIOS
                                                ---------------------------------------------------------------------------------
                                                      FIRST QUARTER              SECOND QUARTER               THIRD QUARTER
                                                -------------------------   -------------------------   -------------------------
                                                 SIX-MONTH                   SIX-MONTH                   SIX-MONTH
                                                PERIOD ENDED      YEAR      PERIOD ENDED      YEAR      PERIOD ENDED      YEAR
                                                  6/30/06        ENDED        6/30/06        ENDED        6/30/06        ENDED
                                                (UNAUDITED)     12/31/05    (UNAUDITED)     12/31/05    (UNAUDITED)     12/31/05
                                                ------------   ----------   ------------   ----------   ------------   ----------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income.......................   $   36,821    $   83,365    $   47,102    $  106,257    $   44,213    $   96,742
  Realized gain (loss) on investments.........       11,802        52,061       (68,908)      161,567       (16,251)      132,818
  Change in unrealized
    appreciation/depreciation on
    investments...............................      188,388      (309,785)      350,386      (361,040)      236,825      (401,076)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
    Change in net assets from operations......      237,011      (174,359)      328,580       (93,216)      264,787      (171,516)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
Capital transactions:
  Received from shares sold...................      330,982       366,595       155,058       573,064         3,316       457,867
  Paid for shares redeemed....................     (445,423)     (791,018)     (352,380)     (658,557)     (460,467)     (682,436)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
    Change in net assets from capital
      transactions............................     (114,441)     (424,423)     (197,322)      (85,493)     (457,151)     (224,569)
                                                 ----------    ----------    ----------    ----------    ----------    ----------
      Change in net assets....................      122,570      (598,782)      131,258      (178,709)     (192,364)     (396,085)
NET ASSETS:
  Beginning of period.........................    2,256,615     2,855,397     3,013,212     3,191,921     2,901,860     3,297,945
                                                 ----------    ----------    ----------    ----------    ----------    ----------
  End of period...............................   $2,379,185    $2,256,615    $3,144,470    $3,013,212    $2,709,496    $2,901,860
                                                 ==========    ==========    ==========    ==========    ==========    ==========
  Undistributed net investment income.........   $  200,724    $  163,903    $  217,823    $  170,721    $  218,309    $  174,096
                                                 ==========    ==========    ==========    ==========    ==========    ==========

                                                DOW TARGET 10 PORTFOLIOS
                                                -------------------------
                                                     FOURTH QUARTER
                                                -------------------------
                                                 SIX-MONTH
                                                PERIOD ENDED      YEAR
                                                  6/30/06        ENDED
                                                (UNAUDITED)     12/31/05
                                                ------------   ----------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income.......................   $   30,679    $   62,341
  Realized gain (loss) on investments.........      (11,374)       49,794
  Change in unrealized
    appreciation/depreciation on
    investments...............................      144,904      (205,268)
                                                 ----------    ----------
    Change in net assets from operations......      164,209       (93,133)
                                                 ----------    ----------
Capital transactions:
  Received from shares sold...................       18,424       464,962
  Paid for shares redeemed....................     (340,297)     (541,402)
                                                 ----------    ----------
    Change in net assets from capital
      transactions............................     (321,873)      (76,440)
                                                 ----------    ----------
      Change in net assets....................     (157,664)     (169,573)
NET ASSETS:
  Beginning of period.........................    2,059,844     2,229,417
                                                 ----------    ----------
  End of period...............................   $1,902,180    $2,059,844
                                                 ==========    ==========
  Undistributed net investment income.........   $  150,029    $  119,350
                                                 ==========    ==========

 STATEMENTS OF CHANGES IN NET ASSETS

                                                                             DOW TARGET 5 PORTFOLIOS
                                                 -------------------------------------------------------------------------------
                                                       FIRST QUARTER              SECOND QUARTER             THIRD QUARTER
                                                 -------------------------   ------------------------   ------------------------
                                                  SIX-MONTH                   SIX-MONTH                  SIX-MONTH
                                                 PERIOD ENDED      YEAR      PERIOD ENDED     YEAR      PERIOD ENDED     YEAR
                                                   6/30/06        ENDED        6/30/06        ENDED       6/30/06        ENDED
                                                 (UNAUDITED)     12/31/05    (UNAUDITED)    12/31/05    (UNAUDITED)    12/31/05
                                                 ------------   ----------   ------------   ---------   ------------   ---------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income........................   $   24,825    $   32,676    $   18,165    $  31,340     $ 15,545     $  27,063
  Net realized gain (loss) on investments......       77,981        44,482        17,176       84,095       (4,535)       20,505
  Change in unrealized
    appreciation/depreciation on investments...      152,157       (97,997)      157,171     (148,786)     128,956      (231,459)
                                                  ----------    ----------    ----------    ---------     --------     ---------
    Change in net assets from operations.......      254,963       (20,839)      192,512      (33,351)     139,966      (183,891)
                                                  ----------    ----------    ----------    ---------     --------     ---------
Capital transactions:
  Received from shares sold....................      198,852       362,929       198,671      204,309        2,339       179,663
  Paid for shares redeemed.....................     (231,500)     (206,241)      (71,332)    (148,603)     (83,594)     (150,309)
                                                  ----------    ----------    ----------    ---------     --------     ---------
    Change in net assets from capital
      transactions.............................      (32,648)      156,688       127,339       55,706      (81,255)       29,354
                                                  ----------    ----------    ----------    ---------     --------     ---------
      Change in net assets.....................      222,315       135,849       319,851       22,355       58,711      (154,537)
NET ASSETS:
  Beginning of period..........................    1,227,779     1,091,930       974,758      952,403      804,137       958,674
                                                  ----------    ----------    ----------    ---------     --------     ---------
  End of period................................   $1,450,094    $1,227,779    $1,294,609    $ 974,758     $862,848     $ 804,137
                                                  ==========    ==========    ==========    =========     ========     =========
  Undistributed net investment income..........   $   80,173    $   55,348    $   68,925    $  50,760     $ 64,500     $  48,955
                                                  ==========    ==========    ==========    =========     ========     =========

                                                  DOW TARGET 5 PORTFOLIOS
                                                 -------------------------
                                                      FOURTH QUARTER
                                                 -------------------------
                                                  SIX-MONTH
                                                 PERIOD ENDED      YEAR
                                                   6/30/06        ENDED
                                                 (UNAUDITED)     12/31/05
                                                 ------------   ----------
INCREASE (DECREASE) IN NET ASSETS:
Operations:
  Net investment income........................   $   18,541    $   29,654
  Net realized gain (loss) on investments......         (252)       15,423
  Change in unrealized
    appreciation/depreciation on investments...      152,738      (187,818)
                                                  ----------    ----------
    Change in net assets from operations.......      171,027      (142,741)
                                                  ----------    ----------
Capital transactions:
  Received from shares sold....................        1,357        93,125
  Paid for shares redeemed.....................      (98,520)     (155,043)
                                                  ----------    ----------
    Change in net assets from capital
      transactions.............................      (97,163)      (61,918)
                                                  ----------    ----------
      Change in net assets.....................       73,864      (204,659)
NET ASSETS:
  Beginning of period..........................      979,087     1,183,746
                                                  ----------    ----------
  End of period................................   $1,052,951    $  979,087
                                                  ==========    ==========
  Undistributed net investment income..........   $   73,315    $   54,774
                                                  ==========    ==========

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC

 FINANCIAL HIGHLIGHTS

                                                       DOW TARGET 10 -- FIRST QUARTER
                                           -------------------------------------------------------
                                            SIX-MONTH
                                             PERIOD
                                              ENDED        YEAR       YEAR       YEAR       YEAR
                                             6/30/06      ENDED      ENDED      ENDED      ENDED
                                           (UNAUDITED)   12/31/05   12/31/04   12/31/03   12/31/02
                                           -----------   --------   --------   --------   --------
SELECTED PER-SHARE DATA:
Net asset value, beginning of period.....    $ 9.64       $10.28     $ 9.96     $ 8.18    $  9.47
                                             ------       ------     ------     ------    -------
Income (loss) from operations:
  Net investment income..................      0.17         0.41       0.32       0.25(a)    0.19
  Net realized and unrealized gain (loss)
    on investments.......................      0.86        (1.05)        --       1.77      (1.21)
                                             ------       ------     ------     ------    -------
      Total income (loss) from
        operations.......................      1.03        (0.64)      0.32       2.02      (1.02)
                                             ------       ------     ------     ------    -------
Distributions:
  Distributions from net investment
    income...............................        --           --         --      (0.24)     (0.27)
                                             ------       ------     ------     ------    -------
Net asset value, end of period...........    $10.67       $ 9.64     $10.28     $ 9.96    $  8.18
                                             ======       ======     ======     ======    =======
Total return.............................     10.68%(c)    (6.23)%     3.21%     25.24%    (10.75)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (millions)...    $  2.4       $  2.3     $  2.9     $  2.8    $   0.4
Ratio to average net assets:
  Ratio net of expenses voluntarily
    reduced or reimbursed by adviser:
    Expenses.............................      1.03%(b)     0.93%      0.84%      1.10%      1.54%
    Net investment income................      3.14%(b)     3.25%      3.05%      2.91%      2.08%
  Ratios assuming no expenses voluntarily
    reduced or reimbursed by adviser:
    Expenses.............................      1.03%(b)     0.93%      0.84%      1.16%      1.86%
  Portfolio turnover rate................        22%          45%        56%        16%        30%

                                                       DOW TARGET 10 -- SECOND QUARTER
                                           -------------------------------------------------------
                                            SIX-MONTH
                                             PERIOD
                                              ENDED        YEAR       YEAR       YEAR       YEAR
                                             6/30/06      ENDED      ENDED      ENDED      ENDED
                                           (UNAUDITED)   12/31/05   12/31/04   12/31/03   12/31/02
                                           -----------   --------   --------   --------   --------
SELECTED PER-SHARE DATA:
Net asset value, beginning of period.....    $10.81       $11.10     $10.89     $ 8.70     $ 9.72
                                             ------       ------     ------     ------     ------
Income (loss) from operations:
  Net investment income..................      0.18         0.39       0.31       0.26(a)    0.13
  Net realized and unrealized gain (loss)
    on investments.......................      1.05        (0.68)     (0.10)      2.17      (0.76)
                                             ------       ------     ------     ------     ------
      Total income (loss) from
        operations.......................      1.23        (0.29)      0.21       2.43      (0.63)
                                             ------       ------     ------     ------     ------
Distributions:
  Distributions from net investment
    income...............................        --           --         --      (0.24)     (0.39)
                                             ------       ------     ------     ------     ------
Net asset value, end of period...........    $12.04       $10.81     $11.10     $10.89     $ 8.70
                                             ======       ======     ======     ======     ======
Total return.............................     11.38%(c)    (2.61)%     1.93%     28.36%     (6.61)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (millions)...    $  3.1       $  3.0     $  3.2     $  3.4     $  0.7
Ratio to average net assets:
  Ratio net of expenses voluntarily
    reduced or reimbursed by adviser:
    Expenses.............................      1.00%(b)     0.89%      0.91%      1.14%      1.43%
    Net investment income................      3.12%(b)     3.29%      2.79%      2.71%      2.13%
  Ratios assuming no expenses voluntarily
    reduced or reimbursed by adviser:
    Expenses.............................      1.00%(b)     0.89%      0.92%      1.14%      1.50%
  Portfolio turnover rate................        10%          54%        47%        23%        33%

---------------

(a) Calculated using the average daily shares method.

(b) Annualized.

(c) Not annualized.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                       DOW TARGET 10 -- THIRD QUARTER
                                           -------------------------------------------------------
                                            SIX-MONTH
                                             PERIOD
                                              ENDED        YEAR       YEAR       YEAR       YEAR
                                             6/30/06      ENDED      ENDED      ENDED      ENDED
                                           (UNAUDITED)   12/31/05   12/31/04   12/31/03   12/31/02
                                           -----------   --------   --------   --------   --------
SELECTED PER-SHARE DATA:
Net asset value, beginning of period.....     $9.07       $ 9.59     $9.28      $ 7.66     $ 8.59
                                              -----       ------     -----      ------     ------
Income (loss) from operations:
  Net investment income..................      0.16         0.32      0.24        0.23       0.17
  Net realized and unrealized gain (loss)
    on investments.......................      0.73        (0.84)     0.07        1.61      (0.90)
                                              -----       ------     -----      ------     ------
      Total income (loss) from
        operations.......................      0.89        (0.52)     0.31        1.84      (0.73)
                                              -----       ------     -----      ------     ------
Distributions:
  Distributions from net investment
    income...............................        --           --        --       (0.22)     (0.20)
                                              -----       ------     -----      ------     ------
Net asset value, end of period...........     $9.96       $ 9.07     $9.59      $ 9.28     $ 7.66
                                              =====       ======     =====      ======     ======
Total return.............................      9.81%(b)    (5.42)%    3.34%      24.46%     (8.52)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (millions)...     $ 2.7       $  2.9     $ 3.3      $  3.2     $  1.0
Ratio to average net assets:
  Ratio net of expenses voluntarily
    reduced or reimbursed by adviser:
    Expenses.............................      0.98%(a)     0.90%     0.93%       1.14%      1.44%
    Net investment income................      3.15%(a)     3.19%     2.73%       2.87%      2.16%
  Ratios assuming no expenses voluntarily
    reduced or reimbursed by adviser:
    Expenses.............................      0.98%(a)     0.90%     0.94%       1.14%      1.44%
  Portfolio turnover rate................         0%          41%       56%         37%        37%

                                                       DOW TARGET 10 -- FOURTH QUARTER
                                           -------------------------------------------------------
                                            SIX-MONTH
                                             PERIOD
                                              ENDED        YEAR       YEAR       YEAR       YEAR
                                             6/30/06      ENDED      ENDED      ENDED      ENDED
                                           (UNAUDITED)   12/31/05   12/31/04   12/31/03   12/31/02
                                           -----------   --------   --------   --------   --------
SELECTED PER-SHARE DATA:
Net asset value, beginning of period.....    $10.18       $10.66     $10.54     $ 8.73     $ 9.50
                                             ------       ------     ------     ------     ------
Income (loss) from operations:
  Net investment income..................      0.18         0.32       0.30       0.25       0.19
  Net realized and unrealized gain (loss)
    on investments.......................      0.71        (0.80)     (0.18)      1.79      (0.73)
                                             ------       ------     ------     ------     ------
      Total income (loss) from
        operations.......................      0.89        (0.48)      0.12       2.04      (0.54)
                                             ------       ------     ------     ------     ------
Distributions:
  Distributions from net investment
    income...............................        --           --         --      (0.23)     (0.23)
                                             ------       ------     ------     ------     ------
Net asset value, end of period...........    $11.07       $10.18     $10.66     $10.54     $ 8.73
                                             ======       ======     ======     ======     ======
Total return.............................      8.74%(b)    (4.50)%     1.14%     23.81%     (5.68)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period (millions)...    $  1.9       $  2.1     $  2.2     $  2.6     $  0.6
Ratio to average net assets:
  Ratio net of expenses voluntarily
    reduced or reimbursed by adviser:
    Expenses.............................      1.00%(a)     0.99%      0.92%      1.32%      1.52%
    Net investment income................      3.14%(a)     3.16%      2.89%      2.63%      1.95%
  Ratios assuming no expenses voluntarily
    reduced or reimbursed by adviser:
    Expenses.............................      1.00%(a)     0.99%      0.92%      1.33%      1.66%
  Portfolio turnover rate................         5%          35%        40%        59%        40%

---------------

(a) Annualized.

(b) Not annualized.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                    DOW TARGET 5 -- FIRST QUARTER
                                       --------------------------------------------------------
                                        SIX-MONTH
                                       PERIOD ENDED     YEAR       YEAR       YEAR       YEAR
                                         6/30/06       ENDED      ENDED      ENDED      ENDED
                                       (UNAUDITED)    12/31/05   12/31/04   12/31/03   12/31/02
                                       ------------   --------   --------   --------   --------
SELECTED PER-SHARE DATA:
Net asset value, beginning of
  period.............................     $10.23       $10.46     $ 9.45     $ 8.51    $ 10.07
                                          ------       ------     ------     ------    -------
Income (loss) from operations:
  Net investment income..............       0.21         0.24       0.27       0.20(a)    0.17
  Net realized and unrealized gain
    (loss) on investments............       1.97        (0.47)      0.74       1.44      (1.45)
                                          ------       ------     ------     ------    -------
      Total income (loss) from
        operations...................       2.18        (0.23)      1.01       1.64      (1.28)
                                          ------       ------     ------     ------    -------
Distributions:
  Distributions from net investment
    income...........................         --           --         --      (0.20)     (0.28)
  Distributions of net realized
    capital gain.....................         --           --         --      (0.50)        --
                                          ------       ------     ------     ------    -------
      Total distributions............         --           --         --      (0.70)     (0.28)
                                          ------       ------     ------     ------    -------
Net asset value, end of period.......     $12.41       $10.23     $10.46     $ 9.45    $  8.51
                                          ======       ======     ======     ======    =======
Total return.........................      21.31%(c)    (2.20)%    10.69%     19.55%    (12.60)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period
  (millions).........................     $  1.5       $  1.2     $  1.1     $  1.0    $   0.2
Ratio to average net assets:
  Ratio net of expenses voluntarily
    reduced or reimbursed by adviser:
    Expenses.........................       0.96%(b)     1.20%      1.07%      1.48%      1.60%
    Net investment income............       3.61%(b)     2.69%      2.70%      2.20%      1.94%
  Ratios assuming no expenses
    voluntarily reduced or reimbursed
    by adviser:
    Expenses.........................       0.96%(b)     1.20%      1.07%      1.72%      2.44%
  Portfolio turnover rate............         53%          55%        35%        31%        66%

                                                    DOW TARGET 5 -- SECOND QUARTER
                                       --------------------------------------------------------
                                        SIX-MONTH
                                       PERIOD ENDED     YEAR       YEAR       YEAR       YEAR
                                         6/30/06       ENDED      ENDED      ENDED      ENDED
                                       (UNAUDITED)    12/31/05   12/31/04   12/31/03   12/31/02
                                       ------------   --------   --------   --------   --------
SELECTED PER-SHARE DATA:
Net asset value, beginning of
  period.............................     $ 9.71       $10.02     $ 9.03     $ 7.48     $ 8.55
                                          ------       ------     ------     ------     ------
Income (loss) from operations:
  Net investment income..............       0.16         0.30       0.23       0.18(a)    0.19
  Net realized and unrealized gain
    (loss) on investments............       1.66        (0.61)      0.76       1.54      (1.01)
                                          ------       ------     ------     ------     ------
      Total income (loss) from
        operations...................       1.82        (0.31)      0.99       1.72      (0.82)
                                          ------       ------     ------     ------     ------
Distributions:
  Distributions from net investment
    income...........................         --           --         --      (0.17)     (0.25)
  Distributions of net realized
    capital gain.....................         --           --         --         --         --
                                          ------       ------     ------     ------     ------
      Total distributions............         --           --         --      (0.17)     (0.25)
                                          ------       ------     ------     ------     ------
Net asset value, end of period.......     $11.53       $ 9.71     $10.02     $ 9.03     $ 7.48
                                          ======       ======     ======     ======     ======
Total return.........................      18.74%(c)    (3.09)%    10.96%     23.25%     (9.53)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period
  (millions).........................     $  1.3       $  1.0     $  1.0     $  0.8     $  0.2
Ratio to average net assets:
  Ratio net of expenses voluntarily
    reduced or reimbursed by adviser:
    Expenses.........................       1.04%(b)     1.31%      1.05%      1.52%      1.60%
    Net investment income............       3.33%(b)     3.14%      2.55%      2.22%      2.36%
  Ratios assuming no expenses
    voluntarily reduced or reimbursed
    by adviser:
    Expenses.........................       1.04%(b)     1.31%      1.06%      1.92%      3.05%
  Portfolio turnover rate............         33%          71%        51%        28%        10%

---------------

(a) Calculated using the average daily shares method.

(b) Annualized.

(c) Not annualized.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

                                                    DOW TARGET 5 -- THIRD QUARTER
                                       --------------------------------------------------------
                                        SIX-MONTH
                                       PERIOD ENDED     YEAR       YEAR       YEAR       YEAR
                                         6/30/06       ENDED      ENDED      ENDED      ENDED
                                       (UNAUDITED)    12/31/05   12/31/04   12/31/03   12/31/02
                                       ------------   --------   --------   --------   --------
SELECTED PER-SHARE DATA:
Net asset value, beginning of
  period.............................     $ 8.09      $ 10.01     $ 9.28     $ 8.44    $  9.70
                                          ------      -------     ------     ------    -------
Income (loss) from operations:
  Net investment income..............       0.17         0.26       0.26       0.22       0.21
  Net realized and unrealized gain
    (loss) on investments............       1.30        (2.18)      0.47       1.02      (1.25)
                                          ------      -------     ------     ------    -------
      Total income (loss) from
        operations...................       1.47        (1.92)      0.73       1.24      (1.04)
                                          ------      -------     ------     ------    -------
Distributions:
  Distributions from net investment
    income...........................         --           --         --      (0.23)     (0.22)
  Distributions of net realized
    capital gain.....................         --           --         --      (0.17)        --
                                          ------      -------     ------     ------    -------
      Total distributions............         --           --         --      (0.40)     (0.22)
                                          ------      -------     ------     ------    -------
Net asset value, end of period.......     $ 9.56      $  8.09     $10.01     $ 9.28    $  8.44
                                          ======      =======     ======     ======    =======
Total return.........................      18.17%(c)   (19.18)%     7.87%     14.88%    (10.79)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period
  (millions).........................     $  0.9      $   0.8     $  1.0     $  1.0    $   0.3
Ratio to average net assets:
  Ratio net of expenses voluntarily
    reduced or reimbursed by adviser:
    Expenses.........................       1.07%(b)     1.39%      1.02%      1.50%      1.55%
    Net investment income............       3.65%(b)     3.16%      2.67%      2.69%      2.39%
  Ratios assuming no expenses
    voluntarily reduced or reimbursed
    by adviser:
    Expenses.........................       1.07%(b)     1.39%      1.02%      1.75%      2.36%
  Portfolio turnover rate............          0%          71%        92%        86%       105%

                                                    DOW TARGET 5 -- FOURTH QUARTER
                                       --------------------------------------------------------
                                        SIX-MONTH
                                       PERIOD ENDED     YEAR       YEAR       YEAR       YEAR
                                         6/30/06       ENDED      ENDED      ENDED      ENDED
                                       (UNAUDITED)    12/31/05   12/31/04   12/31/03   12/31/02
                                       ------------   --------   --------   --------   --------
SELECTED PER-SHARE DATA:
Net asset value, beginning of
  period.............................     $ 9.10      $ 10.40     $ 9.76     $ 8.38     $ 9.14
                                          ------      -------     ------     ------     ------
Income (loss) from operations:
  Net investment income..............       0.19         0.29       0.25       0.20(a)    0.19
  Net realized and unrealized gain
    (loss) on investments............       1.47        (1.59)      0.39       1.41      (0.73)
                                          ------      -------     ------     ------     ------
      Total income (loss) from
        operations...................       1.66        (1.30)      0.64       1.61      (0.54)
                                          ------      -------     ------     ------     ------
Distributions:
  Distributions from net investment
    income...........................         --           --         --      (0.20)     (0.22)
  Distributions of net realized
    capital gain.....................         --           --         --      (0.03)        --
                                          ------      -------     ------     ------     ------
      Total distributions............         --           --         --      (0.23)     (0.22)
                                          ------      -------     ------     ------     ------
Net asset value, end of period.......     $10.76      $  9.10     $10.40     $ 9.76     $ 8.38
                                          ======      =======     ======     ======     ======
Total return.........................      18.24%(c)   (12.50)%     6.56%     19.54%     (5.89)%
RATIOS AND SUPPLEMENTAL DATA:
Net assets at end of period
  (millions).........................     $  1.1      $   1.0     $  1.2     $  1.1     $  0.2
Ratio to average net assets:
  Ratio net of expenses voluntarily
    reduced or reimbursed by adviser:
    Expenses.........................       1.02%(b)     1.27%      1.04%      1.50%      1.60%
    Net investment income............       3.63%(b)     2.82%      2.53%      2.25%      1.97%
  Ratios assuming no expenses
    voluntarily reduced or reimbursed
    by adviser:
    Expenses.........................       1.02%(b)     1.27%      1.04%      1.87%      2.76%
  Portfolio turnover rate............          0%          71%        70%        63%        45%

---------------

(a) Calculated using the average daily shares method.

(b) Annualized.

(c) Not annualized.

   The accompanying notes are an integral part of these financial statements.

THE DOW(SM) TARGET VARIABLE FUND LLC
NOTES TO FINANCIAL STATEMENTS                          June 30, 2006 (Unaudited)

(1) ORGANIZATION

   The Dow Target Variable Fund LLC (the "Fund") is an open-end management investment company. Its "Dow Target 10" Portfolios are four NON-DIVERSIFIED Portfolios of common stock of the ten companies in the Dow Jones Industrial Average(SM) (the "Dow") having the highest dividend yields as of the close of business on or about the second to last business day prior to the beginning of those Portfolios' annual term. These ten companies are popularly known as the "Dogs of the Dow." The "Dow Target 5" Portfolios are four NON-DIVERSIFIED portfolios of common stock of the five Dow Target 10 companies having the lowest per-share stock prices as of the close of business on or about the second to last business day prior to the beginning of each of those Portfolios' annual term.

   The Fund's objective is to provide above-average total returns through both capital appreciation and dividend income. The Fund may or may not achieve that objective. The stocks held in each Portfolio of the Fund are not expected to reflect the entire Dow Index. The prices of Portfolio membership interests are not intended to track movements of the Dow. The Dow consists of thirty stocks selected by Dow Jones & Company, Inc. ("Dow Jones") as representing American industry and the broader domestic stock market.

   The Fund is a limited liability company created under Ohio law. The membership interests of its Portfolios are owned entirely by variable annuity separate accounts of The Ohio National Life Insurance Company ("ONLIC"). Portfolio membership interests are not offered directly to the public. Portfolio membership interests are purchased by ONLIC's separate accounts as an investment option for variable annuity contracts.

(2) SIGNIFICANT ACCOUNTING POLICIES

   Portfolio membership interests are sold to ONLIC's variable annuity separate accounts without a sales charge. They may be redeemed at their net asset value next computed after the Portfolio receives a purchase or redemption order. The value of Portfolio interests is based on the fair value of the stocks and any other cash or net assets of each Portfolio. The domestic common stocks of the Portfolio are valued at the daily closing price of the exchange on which each security is traded. This valuation is conducted as of 4:00 p.m. Eastern Time each day that the U.S. markets are open for unrestricted trading. The net asset value of each Portfolio is computed by dividing the value of that Portfolio's securities plus any cash or other assets, less the Portfolio's liabilities, by the number of Portfolio interests outstanding.

   DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS

   As a single-member limited liability company, the Fund is not subject to Subchapter M distribution requirements. As such, no distributions were declared or paid during the six-month period ended June 30, 2006.

   In the normal course of business, securities transactions are accounted for no later than the first calculation on the first business day following the trade date basis. For financial reporting purposes, however, security transactions are accounted for on a trade date basis. Dividend income is recognized on the ex-dividend date, and interest income is accrued daily as earned. Net realized gain or loss on investments is determined using the specific identification method.

   REPURCHASE AGREEMENTS

   Each Portfolio routinely acquires repurchase agreements from member banks of the Federal Reserve System which the Portfolio deems creditworthy under guidelines approved by the Fund's Board of Managers (the "Board") subject to the seller's agreement to repurchase such securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Portfolio plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Portfolio securities. The seller, under a repurchase agreement, is required to maintain as collateral for the repurchase transaction securities in which the Portfolio has a perfected security interest with a value not less than 100% of the repurchase price (including accrued interest). Securities subject to repurchase agreements are held by the Portfolio's custodian or another qualified custodian or in the Federal Reserve/Treasury book-entry system.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                   June 30, 2006 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

   FEDERAL INCOME TAXES

   The Fund is a single-member limited liability company that is taxed as a division of the separate accounts of ONLIC. Income and losses of the Portfolios are included in the taxable income or loss of the separate accounts of ONLIC. Accordingly, the Portfolios have no provision for Federal income taxes.

   EXPENSE ALLOCATION

   Expenses directly attributable to a Portfolio are charged to that Portfolio. Expenses not directly attributed to a Portfolio are allocated on the basis of relative net assets or other appropriate method.

   USE OF ESTIMATES

   The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

(3) UNREALIZED APPRECIATION (DEPRECIATION) ON INVESTMENTS

   The gross unrealized appreciation and depreciation on investments in each Portfolio as of June 30, 2006 were as follows:

                                                                                   DOW TARGET 10 PORTFOLIOS
                                                              ------------------------------------------------------------------
                                                              FIRST QUARTER    SECOND QUARTER    THIRD QUARTER    FOURTH QUARTER
                                                              -------------    --------------    -------------    --------------
      Gross unrealized:
        Appreciation........................................    $ 220,129        $ 268,090         $ 246,236         $158,570
        Depreciation........................................     (160,845)        (169,761)         (151,009)         (91,843)
                                                                ---------        ---------         ---------         --------
      Net unrealized:
        Appreciation (depreciation).........................    $  59,284        $  98,329         $  95,227         $ 66,727
                                                                =========        =========         =========         ========

                                                                                   DOW TARGET 5 PORTFOLIOS
                                                              ------------------------------------------------------------------
                                                              FIRST QUARTER    SECOND QUARTER    THIRD QUARTER    FOURTH QUARTER
                                                              -------------    --------------    -------------    --------------
      Gross unrealized:
        Appreciation........................................    $ 222,487        $  95,223         $  57,168         $ 98,109
        Depreciation........................................      (30,255)         (32,205)          (54,406)         (48,488)
                                                                ---------        ---------         ---------         --------
      Net unrealized:
        Appreciation (depreciation).........................    $ 192,232        $  63,018         $   2,762         $ 49,621
                                                                =========        =========         =========         ========

(4) INVESTMENT TRANSACTIONS

   Purchases and sales of investment securities (excluding short-term and government securities) for the six-month period ended June 30, 2006 were as follows:

                                                                                   DOW TARGET 10 PORTFOLIOS
                                                              ------------------------------------------------------------------
                                                              FIRST QUARTER    SECOND QUARTER    THIRD QUARTER    FOURTH QUARTER
                                                              -------------    --------------    -------------    --------------
      Stocks
        Purchases...........................................    $ 526,050        $ 312,092         $      --         $ 90,330
        Sales...............................................    $ 602,764        $ 486,000         $ 443,059         $291,657

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                   June 30, 2006 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

                                                                                   DOW TARGET 5 PORTFOLIOS
                                                              ------------------------------------------------------------------
                                                              FIRST QUARTER    SECOND QUARTER    THIRD QUARTER    FOURTH QUARTER
                                                              -------------    --------------    -------------    --------------
      Stocks
        Purchases...........................................    $ 718,486        $ 497,281         $      --         $     --
        Sales...............................................    $ 728,257        $ 359,727         $  71,005         $ 83,996

(5) RELATED PARTY AND OTHER TRANSACTIONS

   The Portfolios' day-to-day investment management is the responsibility of its investment adviser, Ohio National Investments, Inc. (the "Adviser"). The Adviser is an Ohio corporation. It is a wholly-owned subsidiary of ONLIC and its address is the same as those of the Fund and ONLIC. The Adviser and its predecessor have been managing investment companies since 1970.

   For managing the Fund's assets, the Adviser receives a management fee based on each of the Portfolios' average daily net assets. This fee is calculated daily at the annual rate of 0.60% of average daily net assets.

   In addition to the fee paid to the Adviser, the Portfolios incur other expenses for legal and accounting services, registration and filing fees, custodial services and shareholder services. Under the agreement between the Fund and the Adviser, the Adviser has agreed to reimburse the Portfolios for expenses, other than advisory fees, taxes and interest, in excess of approximately 0.25% of average net assets per calendar quarter. The Adviser contracts with First Trust Advisors LP ("First Trust") to serve as sub-adviser to the Portfolios. First Trust manages the Portfolios' assets under the Adviser's supervision. First Trust, an investment adviser to financial institutions, is located at 1001 Warrenville Road in Lisle, Illinois. First Trust has been managing Dow Target 10 strategies in unit investment trusts and other investment companies since 1991.

   First Trust has been granted a license by Dow Jones to use certain copyright, trademark and proprietary rights and trade secrets. The Fund and ONLIC have entered into agreements with First Trust to grant the Fund and ONLIC permission to use and refer to the Dow Jones marks and rights in connection with the Fund and ONLIC's separate accounts.

   For the service and rights provided by First Trust, the Adviser pays First Trust a monthly sub-advisory fee based on each Portfolio's average daily net assets. This fee is calculated daily at the annual rate of 0.35% of the Portfolios' average daily net assets, and is an expense of the Adviser, not the Fund.

   Each manager who is not an officer of the Fund or an employee of the Adviser or its corporate affiliates is paid a quarterly retainer of $100 plus $100 for each Board meeting attended and $100 for each Committee meeting attended. For the six-month period ended June 30, 2006, compensation of these managers by the Fund totaled $2,800.

   Under an agreement among the Adviser, ONLIC and the Fund, ONLIC will, to the extent requested by the Adviser, provide administrative services and such office supplies and equipment as may be reasonably required in order for the Adviser to properly perform its functions on behalf of the Fund. In that regard, ONLIC personnel perform the transfer agent function and other administrative services on behalf of the Fund. The services provided to the Adviser by ONLIC do not represent expenses of the Fund.

   U.S. Bancorp Fund Services, LLC, 615 East Michigan Street, Milwaukee, Wisconsin, serves as accounting agent and U.S. Bank Institutional Trust & Custody, 425 Walnut Street, Cincinnati, Ohio serves as the custodian for the Fund.

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC                   June 30, 2006 (Unaudited)
NOTES TO FINANCIAL STATEMENTS (CONTINUED)

(6) PORTFOLIO MEMBERSHIP INTEREST TRANSACTIONS

   Portfolio membership interest transactions for the six-month period ended June 30, 2006 and the year ended December 31, 2005 were as follows:

                                                                                  DOW TARGET 10 PORTFOLIOS
                                                                  --------------------------------------------------------
                                                                        FIRST QUARTER                 SECOND QUARTER
                                                                  --------------------------    --------------------------
                                                                   SIX-MONTH                     SIX-MONTH
                                                                  PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED
                                                                    6/30/06        12/31/05       6/30/06        12/31/05
                                                                  ------------    ----------    ------------    ----------
      Capital shares issued on sales............................     32,951         36,967         13,401         51,023
      Capital shares redeemed...................................    (44,030)       (80,726)       (30,860)       (59,833)
                                                                    -------        -------        -------        -------
      Net decrease..............................................    (11,079)       (43,759)       (17,459)        (8,810)
                                                                    =======        =======        =======        =======

                                                                                  DOW TARGET 10 PORTFOLIOS
                                                                  --------------------------------------------------------
                                                                        THIRD QUARTER                 FOURTH QUARTER
                                                                  --------------------------    --------------------------
                                                                   SIX-MONTH                     SIX-MONTH
                                                                  PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED
                                                                    6/30/06        12/31/05       6/30/06        12/31/05
                                                                  ------------    ----------    ------------    ----------
      Capital shares issued on sales............................        347         49,641          1,718         46,443
      Capital shares redeemed...................................    (48,160)       (73,608)       (32,145)       (53,248)
                                                                    -------        -------        -------        -------
      Net decrease..............................................    (47,813)       (23,967)       (30,427)        (6,805)
                                                                    =======        =======        =======        =======

                                                                                  DOW TARGET 5 PORTFOLIOS
                                                                  --------------------------------------------------------
                                                                        FIRST QUARTER                 SECOND QUARTER
                                                                  --------------------------    --------------------------
                                                                   SIX-MONTH                     SIX-MONTH
                                                                  PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED
                                                                    6/30/06        12/31/05       6/30/06        12/31/05
                                                                  ------------    ----------    ------------    ----------
      Capital shares issued on sales............................     17,340         36,354         18,754         20,035
      Capital shares redeemed...................................    (20,524)       (20,795)        (6,858)       (14,745)
                                                                    -------        -------        -------        -------
      Net increase (decrease)...................................     (3,184)        15,559         11,896          5,290
                                                                    =======        =======        =======        =======

                                                                                  DOW TARGET 5 PORTFOLIOS
                                                                  --------------------------------------------------------
                                                                        THIRD QUARTER                 FOURTH QUARTER
                                                                  --------------------------    --------------------------
                                                                   SIX-MONTH                     SIX-MONTH
                                                                  PERIOD ENDED    YEAR ENDED    PERIOD ENDED    YEAR ENDED
                                                                    6/30/06        12/31/05       6/30/06        12/31/05
                                                                  ------------    ----------    ------------    ----------
      Capital shares issued on sales............................        263         20,223            141         10,046
      Capital shares redeemed...................................     (9,383)       (16,622)        (9,916)       (16,203)
                                                                    -------        -------        -------        -------
      Net increase (decrease)...................................     (9,120)         3,601         (9,775)        (6,157)
                                                                    =======        =======        =======        =======

THE DOW(SM) TARGET VARIABLE FUND LLC

 ADDITIONAL INFORMATION (UNAUDITED)                                June 30, 2006

(1) REVIEW AND APPROVAL OF ADVISORY AND SUB-ADVISORY AGREEMENTS

   There were no approvals of investment advisory or sub-advisory contracts during the Fund's most recent fiscal half-year. The most recent comprehensive annual approval of such contacts occurred during the August 23, 2005 meeting of the Fund's Board of Managers.

(2) EXPENSE DISCLOSURE

   An individual may not buy or own membership interest of the Fund directly. An individual acquires an indirect interest in the Fund by purchasing a variable annuity or life insurance contract and allocating payments to Fund Portfolios available through separate accounts. The separate accounts of ONLIC are the shareholders of the Fund.

   As a shareholder of the Fund, a separate account incurs ongoing costs, including management fees and other Fund expenses. This example is intended to help a policy/contract owner understand ongoing costs (in dollars) associated with the underlying investment in the Fund by the separate account shareholder and to compare these costs with the ongoing costs associated with investing in other mutual funds.

   The example is based on an investment of $1,000 invested at January 1, 2006 and held through June 30, 2006.

   Actual Expenses

   The table below provides information about investment values and actual expenses associated with each Portfolio of the Fund. The information below, together with the amount of an underlying investment, can be used to estimate expenses paid over the period. An estimate can be obtained by simply dividing an underlying investment value by $1,000 (for example, an $8,600 investment value divided by $1,000 = 8.6), then multiplying the result by the number in the table under the heading entitled "Expenses Paid During Period."

                                                           BEGINNING       ENDING        EXPENSE PAID       EXPENSE RATIO
                                                           INVESTMENT    INVESTMENT         DURING          DURING PERIOD
                                                             VALUE         VALUE           PERIOD*         1/1/06 - 6/30/06
   PORTFOLIO                                                 1/1/06       6/30/06      1/1/06 - 6/30/06      (ANNUALIZED)
   ---------                                               ----------    ----------    ----------------    ----------------
   Dow Target 10 First Quarter...........................  $ 1,000.00    $ 1,106.80         $ 5.38               1.03%
   Dow Target 10 Second Quarter..........................    1,000.00      1,113.80           5.24               1.00%
   Dow Target 10 Third Quarter...........................    1,000.00      1,098.10           5.10               0.98%
   Dow Target 10 Fourth Quarter..........................    1,000.00      1,087.40           5.18               1.00%
   Dow Target 5 First Quarter............................    1,000.00      1,213.10           5.27               0.96%
   Dow Target 5 Second Quarter...........................    1,000.00      1,187.40           5.64               1.04%
   Dow Target 5 Third Quarter............................    1,000.00      1,181.70           5.79               1.07%
   Dow Target 5 Fourth Quarter...........................    1,000.00      1,182.40           5.52               1.02%

   Hypothetical Example for Comparison Purposes

   The table below provides information about hypothetical investment values and hypothetical expenses based on each Portfolio's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not an actual return. The hypothetical investment values and expenses may not be used to estimate the actual ending investment balance or

                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

 ADDITIONAL INFORMATION (UNAUDITED) (CONTINUED)                    June 30, 2006

   expenses actually paid for the period by the shareholders. A policy/contract holder may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

                                                             BEGINNING       ENDING        EXPENSE PAID       EXPENSE RATIO
                                                             INVESTMENT    INVESTMENT         DURING          DURING PERIOD
                                                               VALUE         VALUE           PERIOD*         1/1/06 - 6/30/06
   PORTFOLIO                                                   1/1/06       6/30/06      1/1/06 - 6/30/06      (ANNUALIZED)
   ---------                                                 ----------    ----------    ----------------    ----------------
   Dow Target 10 First Quarter.............................  $1,000.00     $1,019.69          $5.16                1.03%
   Dow Target 10 Second Quarter............................   1,000.00      1,019.84           5.01                1.00%
   Dow Target 10 Third Quarter.............................   1,000.00      1,019.93           4.91                0.98%
   Dow Target 10 Fourth Quarter............................   1,000.00      1,019.84           5.01                1.00%
   Dow Target 5 First Quarter..............................   1,000.00      1,020.03           4.81                0.96%
   Dow Target 5 Second Quarter.............................   1,000.00      1,019.64           5.21                1.04%
   Dow Target 5 Third Quarter..............................   1,000.00      1,019.49           5.36                1.07%
   Dow Target 5 Fourth Quarter.............................   1,000.00      1,019.74           5.11                1.02%

   * Expenses are equal to the average account value times the Fund's annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year. Please note that the expenses shown in these tables are meant to highlight ongoing costs only and do not reflect any contract-level expense or fund transactional costs, such as sales charges (loads), or exchange fees (if any). Therefore, these tables are useful in comparing ongoing fund costs only, and will not fully assist a policy/contract owner in determining the relative total expenses of different funds. In addition, if these transactional costs were included, costs may be higher for these Portfolios as well as for a fund being compared.

THE DOW(SM) TARGET VARIABLE FUND LLC

 INFORMATION ABOUT MANAGERS AND OFFICERS                           June 30, 2006

                                                                                 NUMBER OF
                                                                  TERM SERVED  PORTFOLIOS IN
                                                                  AS OFFICER       FUND          PRINCIPAL OCCUPATION AND OTHER
NAME AND ADDRESS          AGE       POSITION WITH THE FUND        OR MANAGER      COMPLEX     DIRECTORSHIPS DURING PAST FIVE YEARS
------------------------  ---  ---------------------------------  -----------  -------------  ------------------------------------
INDEPENDENT MANAGERS
James E. Bushman          61   Manager, Chairman of Audit         Since March       31        Director, Chairman and CEO: Cast-Fab
3040 Forrer Street             Committee and Member of               2000                     Technologies, Inc. (a manufacturing
Cincinnati, Ohio               Independent Directors Committee                                company); Director: The Midland
                                                                                              Company, ABX Air Inc., The Elizabeth
                                                                                              Gamble Deaconess Home Association,
                                                                                              The Christ Hospital and The
                                                                                              University of Cincinnati Foundation.

Joseph A. Campanella      64   Manager, Member of Audit and          Since          31        Retired. Until 2001, was Executive
6179 Paderborne Drive          Independent Directors Committees       May                     Vice President, Community Banking
Hudson, Ohio                                                         2002                     Division, U.S. Bank; Director: Ohio
                                                                                              Savings Bank, Ohio Savings Financial
                                                                                              Corporation.
L. Ross Love              59   Manager, Member of Audit and          Since          31        Director, President and CEO: Blue
615 Windings Way               Independent Directors Committees     October                   Chip Enterprises LLC (a company with
Cincinnati, Ohio                                                     1998                     holdings in the automotive
                                                                                              manufacturing, communications and
                                                                                              medical equipment industries.)
                                                                                              Director: Radio One Inc., Trustee:
                                                                                              Syracuse University, Greater
                                                                                              Cincinnati Chamber of Commerce,
                                                                                              United Way of Greater Cincinnati.
George M. Vredeveld       63   Lead Independent Director, Member     Since          31        Alpaugh Professor of Economics,
University of Cincinnati       of Audit and Independent             October                   University of Cincinnati; President:
P.O. Box 210223                Directors Committees                  1998                     Economics Center for Education &
Cincinnati, Ohio                                                                              Research; Trustee: National Council
                                                                                              on Economic Education.
INTERESTED MANAGER AND OFFICERS
John J. Palmer            66   President, Chairman and Manager       Since          31        Director and Vice Chairman: ONLIC;
One Financial Way                                                   October                   Director and CEO: NSLA; Director:
Cincinnati, Ohio                                                     1998                     the Adviser and various other Ohio
                                                                                              National-affiliated companies;
                                                                                              Director: Cincinnati Symphony
                                                                                              Orchestra; Trustee: Cincinnati Opera

Thomas A. Barefield       53   Vice President                        Since          31        Senior Vice President, Institutional
One Financial Way                                                   October                   Sales: ONLIC; Prior to November 1997
Cincinnati, Ohio                                                     1998                     was Senior Vice President of Life
                                                                                              Insurance Company of Virginia.
                                                                                              Recent graduate of class XXIX of
                                                                                              Leadership Cincinnati.

Christopher A. Carlson    47   Vice President                        Since          31        Senior Vice President, Chief
One Financial Way                                                    March                    Investment Officer: ONLIC; President
Cincinnati, Ohio                                                     2000                     and Director: the Adviser

Marc L. Collins           37   Secretary                             Since          31        Second Vice President and Counsel:
One Financial Way                                                    March                    ONLIC; Secretary: the Adviser.
Cincinnati, Ohio                                                     2000

Dennis R. Taney           58   Chief Compliance Officer              Since          31        Second Vice President, Chief
One Financial Way                                                    June                     Compliance Officer: ONLIC; Prior to
Cincinnati, Ohio                                                     2004                     August 2004 was Treasurer of the
                                                                                              Fund.


                                                                     (continued)

THE DOW(SM) TARGET VARIABLE FUND LLC

 INFORMATION ABOUT MANAGERS AND OFFICERS (CONTINUED)               June 30, 2006

                                                                                 NUMBER OF
                                                                  TERM SERVED  PORTFOLIOS IN
                                                                  AS OFFICER       FUND          PRINCIPAL OCCUPATION AND OTHER
NAME AND ADDRESS          AGE       POSITION WITH THE FUND        OR MANAGER      COMPLEX     DIRECTORSHIPS DURING PAST FIVE YEARS
------------------------  ---  ---------------------------------  -----------  -------------  ------------------------------------
R. Todd Brockman          37   Treasurer                             Since          31        Assistant Vice President, Mutual
One Financial Way                                                   August                    Funds Operations: ONLIC; Prior to
Cincinnati, Ohio                                                     2004                     July 2004 was an Assurance Manager
                                                                                              with Grant Thornton LLP, a certified
                                                                                              public accounting firm.

Catherine E. Gehr         34   Assistant Treasurer                   Since          31        Manager, Mutual Fund Operations:
One Financial Way                                                    March                    ONLIC; Prior to April 2004 was an
Cincinnati, Ohio                                                     2005                     Accounting Consultant in the
                                                                                              financial control area for ONLIC.
Kimberly A. Plante        32   Assistant Secretary                   Since          31        Assistant Counsel: ONLIC; Prior to
One Financial Way                                                    March                    December 2004 was an Associate with
Cincinnati, Ohio                                                     2005                     Dinsmore & Shohl LLP, attorneys at
                                                                                              law.

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

                      [THIS PAGE INTENTIONALLY LEFT BLANK]

THE DOW(SM) TARGET VARIABLE FUND LLC
P.O. Box 371
Cincinnati, Ohio 45201

Form 8561 Rev. 8-06

ITEM 2.   CODE OF ETHICS.
          ---------------

          As of the end of the period covered by this report, The Dow Target Variable Fund (the "Fund") has adopted a code of ethics (the "Code") that applies to the Fund's principal executive officer and principal financial officer. There were no substantive amendments or waivers to the Code of Ethics during the period covered by this report.

          A copy of the Code is filed as Exhibit EX-99.CODE to this Form N-CSR.

ITEM 3.   AUDIT COMMITTEE FINANCIAL EXPERT.
          ---------------------------------

          The Fund's Board of Managers has determined that the Fund has two audit committee financial experts serving on its Audit Committee. The Audit Committee financial experts are Mr. James E. Bushman and Mr. Joseph A. Campanella. Mr. Bushman and Mr. Campanella are independent for purposes of Item 3 of Form N-CSR.

ITEM 4.   PRINCIPAL ACCOUNTANT FEES AND SERVICES.
          ---------------------------------------

          The aggregate fees for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Fund's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are listed below.

          (a) Audit Fees.

              Fiscal year ended December 31, 2005:    $16,600
              Fiscal year ended December 31, 2004:    $15,520

          (b) Audit-Related Fees.

              Professional services rendered in connection with the consent on the Fund's N1A filing.
              ----------------------------------------------------------------
              Fiscal year ended December 31, 2005:    $4,000
              Fiscal year ended December 31, 2004:    $4,000

          (c) Tax Fees.                None.
          (d) All Other Fees.          None.

          (e) (1) Audit Committee Pre-Approval Policies and Procedures:

              The Fund's Audit Committee has adopted an Audit Committee Charter that requires that the Audit Committee oversee the quality and appropriateness of the accounting methods used in the preparation of the Fund's financial statements, and the independent audit thereof; approve the selection and compensation of the independent auditors; and pre-approve the performance, by the independent auditors, of non-audit services for the Fund, its investment adviser, or any affiliated entity controlling, controlled by or under common control with the investment adviser that provides ongoing services to the Fund.

          (e) (2) Services Approved Pursuant to Paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X:

              During the fiscal years ended December 31, 2005 and 2004, there were no non-audit services provided by the Fund's principal accountant that would have required pre-approval by the Fund's Audit Committee. The audit related fees aforementioned were pre-approved by the Fund's Audit Committee, although not required by paragraph (c) (7) (ii) of Regulation S-X as the audit-related fees were less than five percent of the total amount of revenues paid to the Fund's principal accountant.

          (f) Not applicable.

          (g) There were no non-audit services provided by the Fund's principal accountant, other than items disclosed in (b) above, in which a fee was billed to the Fund, the Fund's advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant for the last two fiscal years.

          (h) Not applicable, as there were no non-audit services performed by the Fund's principal accountant that were rendered to the Fund, the Fund's adviser, or any entity controlling, controlled by, or under common control with the adviser that provided ongoing services to the registrant that were not pre-approved for the last two fiscal years.

ITEM 5.   AUDIT COMMITTEE OF LISTED REGISTRANTS.
          --------------------------------------

          Not applicable.

ITEM 6.   SCHEDULE OF INVESTMENTS.
          ------------------------

          Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
           -----------------------------------------------------------------

          Not Applicable.

ITEM  8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
          -----------------------------------------------------------------    .

          Not Applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.
          ------------------------------------------------------------------

          Not Applicable.

ITEM 10.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
          ----------------------------------------------------

          There were no material changes to the procedures by which shareholders may recommend nominees to the Fund's Board of Managers.

ITEM 11.  CONTROLS AND PROCEDURES.
          ------------------------

          (a) The Fund's principal executive officer and principal financial officer have concluded, based on their evaluation conducted as of a date within 90 days of the filing of this report, that the Fund's disclosure controls and procedures are adequately designed and are operating effectively to ensure (i) that material information relating to the Fund, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared; and (ii) that information required to be disclosed by the Fund on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

          (b) There were no changes in the Fund's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Fund's internal control over financial reporting.

ITEM 12.  EXHIBITS.
          ---------

          (a)(1) The Fund's Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE.

          (a)(2) A separate certification for each principal executive officer and principal financial officer of the Fund as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

                 The certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dow Target Variable Fund LLC

By: /s/ John J. Palmer
    John J. Palmer
    President and Manager
    August 31, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

The Dow Target Variable Fund LLC


By: /s/ John J. Palmer
    John J. Palmer
    President and Manager
    August 31, 2006


By: /s/ R. Todd Brockman
    R. Todd Brockman
    Treasurer
    August 31, 2006